STATEMENT OF ADDITIONAL INFORMATION

October 1, 2010, as supplemented February 9, 2011

ProShares Trust

7501 WISCONSIN AVENUE, SUITE 1000—EAST TOWER

BETHESDA, MD 20814

866.PRO.5125         866.776.5125

Ultra ProShares		Short ProShares

Ultra MarketCap		Short MarketCap		Short International
QLD	Ultra QQQ®	PSQ	Short QQQ®	EFZ	Short MSCI EAFE
DDM	Ultra Dow30SM	DOG	Short Dow30SM	EUM	Short MSCI Emerging Markets
SSO	Ultra S&P500®	SH	Short S&P500®	YXI	Short FTSE China 25
UWC	Ultra Russell3000	MYY	Short MidCap400	EFU	UltraShort MSCI EAFE
MVV	Ultra MidCap400	SBB	Short SmallCap600	EEV	UltraShort MSCI Emerging Markets
SAA	Ultra SmallCap600	RWM	Short Russell2000	EPV	UltraShort MSCI Europe
UWM	Ultra Russell2000	QID	UltraShort QQQ®	JPX	UltraShort MSCI Pacific ex-Japan
TQQQ	UltraPro QQQ®	DXD	UltraShort Dow30SM	BZQ	UltraShort MSCI Brazil
UDOW	UltraPro Dow30 SM	SDS	UltraShort S&P500®	FXP	UltraShort FTSE China 25
UPRO	UltraPro S&P500®	TWQ	UltraShort Russell3000	EWV	UltraShort MSCI Japan
UMDD	UltraPro MidCap400	MZZ	UltraShort MidCap400	SMK	UltraShort MSCI Mexico
URTY	UltraPro Russell2000	SDD	UltraShort SmallCap600		Investable Market
		TWM	UltraShort Russell2000
Ultra Style		SQQQ	UltraPro Short QQQ®	Short Fixed-Income
UVG	Ultra Russell1000 Value	SDOW	UltraPro Short Dow30SM	TBF	Short 20+ Year Treasury
UKF	Ultra Russell1000 Growth	SPXU	UltraPro Short S&P500®	TPS	UltraShort TIPS
UVU	Ultra Russell MidCap Value	SMDD	UltraPro Short MidCap400	PST	UltraShort 7-10 Year Treasury
UKW	Ultra Russell MidCap Growth	SRTY	UltraPro Short Russell2000	TBT	UltraShort 20+ Year Treasury
UVT	Ultra Russell2000 Value
UKK	Ultra Russell2000 Growth	Short Style
		SJF	UltraShort Russell1000 Value
Ultra Sector		SFK	UltraShort Russell1000 Growth
UYM	Ultra Basic Materials	SJL	UltraShort Russell MidCap Value
BIB	Ultra Nasdaq Biotechnology	SDK	UltraShort Russell MidCap Growth
UGE	Ultra Consumer Goods	SJH	UltraShort Russell2000 Value
UCC	Ultra Consumer Services	SKK	UltraShort Russell2000 Growth
UYG	Ultra Financials
RXL	Ultra Health Care	Short Sector		Alpha ProShares
UXI	Ultra Industrials	SBM	Short Basic Materials	CSM	Credit Suisse 130/30
DIG	Ultra Oil & Gas	SEF	Short Financials	RALS	RAFI® Long/Short
URE	Ultra Real Estate	DDG	Short Oil & Gas
KRU	Ultra KBW Regional Banking	REK	Short Real Estate
USD	Ultra Semiconductors	KRS	Short KBW Regional Banking
ROM	Ultra Technology	SMN	UltraShort Basic Materials
LTL	Ultra Telecommunications	BIS	UltraShort Nasdaq Biotechnology
UPW	Ultra Utilities	SZK	UltraShort Consumer Goods
		SCC	UltraShort Consumer Services
Ultra International		SKF	UltraShort Financials
EFO	Ultra MSCI EAFE	RXD	UltraShort Health Care
EET	Ultra MSCI Emerging Markets	SIJ	UltraShort Industrials
UPV	Ultra MSCI Europe	DUG	UltraShort Oil & Gas
UXJ	Ultra MSCI Pacific ex-Japan	SRS	UltraShort Real Estate
UBR	Ultra MSCI Brazil	SSG	UltraShort Semiconductors
XPP	Ultra FTSE China 25	REW	UltraShort Technology
EZJ	Ultra MSCI Japan	TLL	UltraShort Telecommunications
UMX	Ultra MSCI Mexico Investable Market	SDP	UltraShort Utilities

Ultra Fixed-Income
TPU	Ultra TIPS
UST	Ultra 7-10 Year Treasury
UBT	Ultra 20+ Year Treasury

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of ProShares Trust dated October 1, 2010, as supplemented December 16, 2010, Prospectus of ProShares Trust dated November 30, 2010, for RAFI Long/Short and the Prospectus of ProShares Trust dated January 28, 2011 for Ultra TIPS and UltraShort TIPS (the “Prospectuses”), each of which incorporates this SAI by reference. A copy of each Prospectus and a copy of the Annual Report to shareholders for the Funds that have completed a fiscal year are available, without charge, upon request to the address above, by telephone at the number, or on the Trust’s website at www.proshares.com. The Financial Statements and Notes contained in the Annual Report to Shareholders for the fiscal year ended May 31, 2010 are incorporated by reference into and are deemed part of this SAI. The principal U.S. national stock exchange on which all Funds (except those noted below) identified in this SAI are listed is NYSE Arca. ProShares Ultra Nasdaq Biotechnology, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraProQQQ and ProShares UltraPro Short QQQ are listed on The NASDAQ Stock Market.

GLOSSARY OF TERMS

For ease of use, certain terms or names that are used in this SAI have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found below. An investor may find it helpful to review the terms and names before reading the SAI.

Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
The Advisor or ProShare Advisors	ProShare Advisors LLC

Board of Trustees or Board	Board of Trustees of ProShares Trust
CFTC	Commodity Futures Trading Commission
Code or Internal Revenue Code	Internal Revenue Code of 1986, as amended
Distributor or SEI	SEI Investments Distribution Co.
Exchange Fund(s)	NYSE Arca or The NASDAQ Stock Market One or more of the series of the Trust identified on the front cover of this SAI

Independent Trustee(s)	Trustees who are not “Interested Persons” as defined under Section 2(a)(19) of the 1940 Act

New Funds	Ultra TIPS, UltraShort TIPS and RAFI® Long/Short
SAI	The Trust’s Statement of Additional Information dated October 1, 2010, as supplemented February 9, 2011

SEC	U.S. Securities and Exchange Commission
Shares	The shares of the Funds
Trust	ProShares Trust
Trustee(s)	One or more of the trustees of the Trust

PROSHARES TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Trust was organized on May 29, 2002 and consists of multiple series, including the 102 Funds listed on the front cover of this SAI.

Other funds may be added in the future. Each of the Funds is registered as a non-diversified management investment company.

The Funds are exchange-traded funds (“ETFs”) and the Shares are listed on an Exchange. The Shares trade on the relevant Exchange at market prices that may differ to some degree from the Shares’ net asset values (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV in large, specified numbers of Shares called “Creation Units.” Creation Units of the Ultra ProShares are issued and redeemed in-kind for securities included in the relevant underlying index and an amount of cash or entirely in cash. Creation Units of the Short ProShares are purchased and redeemed in cash. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Retail investors, therefore, generally will not be able to purchase the Shares directly. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker.

Reference is made to the Prospectus for a discussion of the investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the applicable Prospectus. Portfolio management is provided to the Funds by ProShare Advisors, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The investment restrictions of the Funds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds not specified as fundamental (including the benchmarks of the Funds) may be changed by the Trustees without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Advisor, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Ultra ProShares and Alpha ProShares and falling markets for the Short ProShares. The use of the term “adverse market conditions” is intended to convey falling markets for the Alpha ProShares and the Ultra ProShares, and rising markets for the Short ProShares.

Exchange Listing and Trading

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. The Exchange may remove a Fund from listing under certain circumstances.

As in the case of all equities traded on the Exchange, the brokers’ commission on transactions in the Funds will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, The Exchange disseminates an updated Indicative Optimized Portfolio Value (“IOPV”) for each Fund. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no warranty as to the accuracy of the IOPVs. IOPVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the Exchange.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

General

A Fund may consider changing its benchmark or the index underlying its benchmark at any time, including if, for example, the current index becomes unavailable; the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders or that another index may better serve their needs; or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its current benchmark or underlying index. If believed appropriate, a Fund may specify a benchmark index for itself that is “leveraged” or proprietary. Of course, there can be no assurance that a Fund will achieve its objective.

Fundamental securities analysis is not used by ProShare Advisors in seeking to correlate a Fund’s investment returns with its benchmark. Rather, ProShare Advisors primarily uses a mathematical approach to determine the investments a Fund makes and techniques it employs. While ProShare Advisors attempts to minimize any “tracking error,” certain factors tend to cause a Fund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

For purposes of this SAI, the word “invest” refers to a Fund directly and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct and indirect investments in securities and other instruments. For example, the Funds typically invest indirectly in securities or instruments by using financial instruments with economic exposure similar to those securities or instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds subject to the SEC “names rule” (Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act” have adopted non-fundamental investment policies obligating them to commit, under normal market conditions, at least 80% of their assets to investments that, in combination, have economic characteristics similar to securities contained in the underlying index and/or financial instruments with similar economic characteristics. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Equity Securities

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are particularly sensitive to these market risks.

Foreign Securities

Certain of the Funds may invest in foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together “foreign securities”). Each Fund may seek exposure to foreign securities by investing in Depositary Receipts (discussed below). Foreign securities may involve special risks due to foreign economic, political and legal developments, including unfavorable changes in currency exchange rates, exchange control regulation (including currency blockage), expropriation or nationalization of assets, confiscatory taxation, taxation of income earned in foreign nations, withholding of portions of interest and dividends in certain countries and the possible difficulty of obtaining and enforcing judgments against foreign entities. Default in foreign government securities, political or social instability or diplomatic developments could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may differ from those applicable to U.S. companies. The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in any one country or region could have an adverse impact on issuers of securities in a different country or region.

In addition, the securities of some foreign governments, companies and securities markets are less liquid, and may be more volatile, than comparable domestic government securities, companies and markets. Some foreign investments may be subject to brokerage commissions and fees that are higher than those applicable to U.S. investments. A Fund also may be affected by different settlement practices or delayed settlements in some foreign markets. Furthermore, some foreign jurisdictions regulate and limit U.S. investments in the securities of certain issuers.

A Fund’s foreign investments that are related to developing (or “emerging market”) countries may be particularly volatile due to the aforementioned factors.

A Fund may value its financial instruments based upon foreign securities by using market prices of domestically-traded financial instruments with comparable foreign securities market exposure.

Exposure to Securities or Issuers in Specific Foreign Countries or Regions

Some Funds focus their investments in particular geographical regions or countries. In addition to the risks of investing in foreign securities discussed above, the investments of such Funds may be exposed to special risks that are specific to the country or region in which the investments are focused. Furthermore, Funds with such a focus may be subject to additional risks associated with events in nearby countries or regions or those of a country’s principal trading partners. Additionally, some Funds have an investment focus in a country or region that is an emerging market and, therefore, are subject to heightened risks relative to Funds that focus their investments in more developed countries or regions.

Futures Contracts and Related Options

The Funds may purchase or sell stock index or commodity futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A commodity futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or buys or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position. Obligations under futures contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

The CFTC has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Advisor has claimed such an exclusion from registration as a commodity pool trading adviser under the Commodity Exchange Act (the “CEA”). Therefore, neither the Trust nor the Advisor is subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Forward Contracts

A principal investment strategy of the Funds is to invest in financial instruments whose value is derived from the value of an underlying asset, interest rate or index, which may include forward contracts, and for the Short ProShares, may be the primary or sole investment strategy of the Funds. The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed-upon amount of commodities, securities or the cash value of the commodities, securities or the securities index, at an agreed-upon date. When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contracts. Obligations under forward contracts so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities. Forward contracts with terms greater than seven days may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into a forward contract unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic money market positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500®, the New York Stock Exchange, Inc. (“NYSE”) Composite Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other exchanges (“Options Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.” When required by law, a Fund will segregate liquid assets in an amount equal to the value of the Fund’s total assets committed to the consummation of such options. Obligations under options so covered will not be considered senior securities for purposes of a Fund’s investment restriction concerning senior securities.

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment advisor are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell. The Advisor intends to comply with all limitations.

Options on Securities

The Funds may buy and write (sell) options on securities for the purpose of realizing their investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Swap Agreements

A principal investment strategy of the Funds is to invest in financial instruments whose value is derived from the value of an underlying asset, interest rate or index, which may include swap agreements, and, for the Short ProShares, which may be the primary or sole investment strategy (along with selling securities short). The Funds may enter into equity, equity index or interest rate swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be senior securities for purposes of a Fund’s investment restriction concerning senior securities. . Swap agreements with terms greater than seven days may be considered to be illiquid for purposes of the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities within the meaning of the 1940 Act, and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Short Sales

The Funds may engage in short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

The Funds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraPro Short QQQ, ProShares UltraShort NASDAQ Biotechnology, ProShares Ultra QQQ, ProShares UltraPro QQQ and ProShares NASDAQ Biotechnology will not sell short the equity securities of issuers contained in the NASDAQ-100 Index.

Depositary Receipts

Some Funds may invest in American Depositary Receipts (“ADRs”). For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock outside the U.S., the Funds can avoid certain risks related to investing in foreign securities on non-U.S. markets.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Funds may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

A Fund may also invest in Global Depositary Receipts (“GDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world.

U.S. Government Securities

The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. On September 7, 2008, FNMA and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), a similar U.S. government instrumentality, were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both entities. No assurance can be given that the initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by ProShare Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each of the Funds in repurchase agreements at times may be substantial when, in the view of ProShare Advisors, liquidity, investment, regulatory, or other considerations so warrant.

Money Market Instruments

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, a Fund may invest all or part of its assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances or repurchase agreements secured by U.S. government securities.

Borrowing

The Funds may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV per Share of the Fund will fluctuate more when the Fund is leveraging its investments than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including weekends and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as ProShare Advisors deems appropriate in connection with any borrowings.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations: such agreement will not be considered to be a senior security and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act or any exemptive order issued by the SEC. If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations. See “Investments in Other Investment Companies” in the Prospectus for more information.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax-free income status under the Code and failing to maintain exempt status under the 1940 Act.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when ProShare Advisors considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment advisor. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to ProShare Advisors. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. The nature of the Funds may cause the Funds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Funds’ investment objective and strategies. The overall reasonableness of brokerage commissions is evaluated by ProShare Advisors based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in creation units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that a Fund may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity. For those Funds that commenced operations prior to May 31, 2010, each such Fund’s turnover rate for the fiscal year ended May 31, 2010 is set forth in the Annual Report to shareholders. Annual Portfolio turnover rates are also shown in each Fund’s summary prospectus.

SPECIAL CONSIDERATIONS

As discussed above and in the Prospectus, the Funds present certain risks, some of which are further described below.

Tracking and Correlation

While the Funds do not expect that their daily returns will deviate significantly from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a Fund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that Fund; (2) less than all of the securities in the benchmark index being held by a Fund and securities not included in the benchmark index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a Fund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a Fund from purchasing or selling options or futures contracts; (11) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; and (12) fluctuations in currency exchange rates. While a close correlation of any Fund to its benchmark may be achieved on any single trading day for certain Funds, over time the cumulative percentage increase or decrease in the NAV of the shares of the Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect. While close tracking of any Fund to its benchmark may be achieved on any single trading day, as discussed in the prospectus for certain Funds over time the cumulative percentage increase or decrease in the NAV of the Shares of a Fund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

Leverage

Each Fund, except Alpha ProShares, intends to use, on a regular basis, leveraged investment techniques in pursuing its investment objectives. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested. Leverage creates the potential for greater gains to Fund shareholders during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of these Funds’ Shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders. If these Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

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Special Note Regarding the Correlation Risks of Leveraged Funds. As a result of compounding, for periods greater than one day, the use of leverage tends to cause the performance of a Fund to vary from the index performance times the stated multiple in the Fund’s investment objective. Compounding affects all investments, but has a more significant impact on leveraged funds. Four factors significantly affect how close daily compounded returns are to longer-term index returns times the fund’s multiple: the length of the holding period, index volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher index volatility, inverse multiples and greater leverage each can lead to returns farther from the multiple times the index return. As the tables below show, particularly during periods of higher index volatility, compounding will cause longer term results to vary from the index performance times the stated multiple in the Fund’s investment objective. This effect becomes more pronounced as volatility increases.

A leveraged fund’s return for periods longer than one day is primarily a function of the following:

a)	index performance;

b)	index volatility;

c)	period of time.

d)	financing rates associated with leverage;

e)	other Fund expenses; and

f)	dividends or interest paid with respect to securities included in the index; and

The fund performance for a leveraged Fund can be estimated given any set of assumptions for the factors described above. The tables on the next five pages illustrate the impact of two factors, index volatility and index performance, on a leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated Fund returns for a number of combinations of index performance and index volatility over a one-year period. Assumptions used in the tables include: (a) no dividends paid by the companies included in the index, or, with respect to Ultra Fixed Income ProShares and Short Fixed Income ProShares, no interest paid on securities in the index; (b) no fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

The first table below shows a performance example of an Ultra Fund (which has an investment objective to correspond to twice (200%) the daily performance of the S&P 500. The Ultra Fund could be expected to achieve a 20% return on a yearly basis if the index performance was 10%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Correlation Risk” and “Compounding Risk.” However, as the table shows, with an index volatility of 20%, such a Fund would return 16.3%, again absent any costs or other factors described above and in the Prospectus under “Correlation Risk” and “Compounding Risk.” In the charts below, areas shaded lighter represent those scenarios where a leveraged Fund with the investment objective described will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Twice (200%) the Daily Performance of an Index.

One Year Index Performance	200% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-120%	-84.0%	-84.0%	-84.2%	-84.4%	-84.6%	-85.0%	-85.4%	-85.8%	-86.4%	-86.9%	-87.5%	-88.2%	-88.8%
-55%	-110%	-79.8%	-79.8%	-80.0%	-80.2%	-80.5%	-81.0%	-81.5%	-82.1%	-82.7%	-83.5%	-84.2%	-85.0%	-85.9%
-50%	-100%	-75.0%	-75.1%	-75.2%	-75.6%	-76.0%	-76.5%	-77.2%	-77.9%	-78.7%	-79.6%	-80.5%	-81.5%	-82.6%
-45%	-90%	-69.8%	-69.8%	-70.1%	-70.4%	-70.9%	-71.6%	-72.4%	-73.2%	-74.2%	-75.3%	-76.4%	-77.6%	-78.9%
-40%	-80%	-64.0%	-64.1%	-64.4%	-64.8%	-65.4%	-66.2%	-67.1%	-68.2%	-69.3%	-70.6%	-72.0%	-73.4%	-74.9%
-35%	-70%	-57.8%	-57.9%	-58.2%	-58.7%	-59.4%	-60.3%	-61.4%	-62.6%	-64.0%	-65.5%	-67.1%	-68.8%	-70.5%
-30%	-60%	-51.0%	-51.1%	-51.5%	-52.1%	-52.9%	-54.0%	-55.2%	-56.6%	-58.2%	-60.0%	-61.8%	-63.8%	-65.8%
-25%	-50%	-43.8%	-43.9%	-44.3%	-45.0%	-46.0%	-47.2%	-48.6%	-50.2%	-52.1%	-54.1%	-56.2%	-58.4%	-60.8%
-20%	-40%	-36.0%	-36.2%	-36.6%	-37.4%	-38.5%	-39.9%	-41.5%	-43.4%	-45.5%	-47.7%	-50.2%	-52.7%	-55.3%
-15%	-30%	-27.8%	-27.9%	-28.5%	-29.4%	-30.6%	-32.1%	-34.0%	-36.1%	-38.4%	-41.0%	-43.7%	-46.6%	-49.6%
-10%	-20%	-19.0%	-19.2%	-19.8%	-20.8%	-22.2%	-23.9%	-26.0%	-28.3%	-31.0%	-33.8%	-36.9%	-40.1%	-43.5%
-5%	-10%	-9.8%	-10.0%	-10.6%	-11.8%	-13.3%	-15.2%	-17.5%	-20.2%	-23.1%	-26.3%	-29.7%	-33.3%	-37.0%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	10%	10.3%	10.0%	9.2%	7.8%	5.9%	3.6%	0.8%	-2.5%	-6.1%	-10.0%	-14.1%	-18.5%	-23.1%
10%	20%	21.0%	20.7%	19.8%	18.3%	16.3%	13.7%	10.6%	7.0%	3.1%	-1.2%	-5.8%	-10.6%	-15.6%
15%	30%	32.3%	31.9%	30.9%	29.3%	27.1%	24.2%	20.9%	17.0%	12.7%	8.0%	3.0%	-2.3%	-7.7%
20%	40%	44.0%	43.6%	42.6%	40.8%	38.4%	35.3%	31.6%	27.4%	22.7%	17.6%	12.1%	6.4%	0.5%
25%	50%	56.3%	55.9%	54.7%	52.8%	50.1%	46.8%	42.8%	38.2%	33.1%	27.6%	21.7%	15.5%	9.0%
30%	60%	69.0%	68.6%	67.3%	65.2%	62.4%	58.8%	54.5%	49.5%	44.0%	38.0%	31.6%	24.9%	17.9%
35%	70%	82.3%	81.8%	80.4%	78.2%	75.1%	71.2%	66.6%	61.2%	55.3%	48.8%	41.9%	34.7%	27.2%
40%	80%	96.0%	95.5%	94.0%	91.6%	88.3%	84.1%	79.1%	73.4%	67.0%	60.1%	52.6%	44.8%	36.7%
45%	90%	110.3%	109.7%	108.2%	105.6%	102.0%	97.5%	92.2%	86.0%	79.2%	71.7%	63.7%	55.4%	46.7%
50%	100%	125.0%	124.4%	122.8%	120.0%	116.2%	111.4%	105.6%	99.1%	91.7%	83.8%	75.2%	66.3%	57.0%
55%	110%	140.3%	139.7%	137.9%	134.9%	130.8%	125.7%	119.6%	112.6%	104.7%	96.2%	87.1%	77.5%	67.6%
60%	120%	156.0%	155.4%	153.5%	150.3%	146.0%	140.5%	134.0%	126.5%	118.1%	109.1%	99.4%	89.2%	78.6%

The table below shows a performance example of a Short ProShares (which has an investment objective to correspond to the inverse (opposite) of the daily performance of the S&P 500). In the chart below, areas shaded lighter represent those scenarios where a Short ProShares will return the same or outperform (i.e., return more than) the index performance; conversely areas shaded darker represent those scenarios where a Short ProShares will underperform (i.e., return less than) the index performance.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to the Inverse of the Daily Performance of an Index.

One Year Index Performance	Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	60%	150.0%	149.4%	147.5%	144.4%	140.2%	134.9%	128.5%	121.2%	113.0%	104.2%	94.7%	84.7%	74.4%
-55%	55%	122.2%	121.7%	120.0%	117.3%	113.5%	108.8%	103.1%	96.6%	89.4%	81.5%	73.1%	64.2%	55.0%
-50%	50%	100.0%	99.5%	98.0%	95.6%	92.2%	87.9%	82.8%	76.9%	70.4%	63.3%	55.8%	47.8%	39.5%
-45%	45%	81.8%	81.4%	80.0%	77.8%	74.7%	70.8%	66.2%	60.9%	54.9%	48.5%	41.6%	34.4%	26.9%
-40%	40%	66.7%	66.3%	65.0%	63.0%	60.1%	56.6%	52.3%	47.5%	42.0%	36.1%	29.8%	23.2%	16.3%
-35%	35%	53.8%	53.5%	52.3%	50.4%	47.8%	44.5%	40.6%	36.1%	31.1%	25.6%	19.8%	13.7%	7.3%
-30%	30%	42.9%	42.5%	41.4%	39.7%	37.3%	34.2%	30.6%	26.4%	21.7%	16.7%	11.3%	5.6%	-0.3%
-25%	25%	33.3%	33.0%	32.0%	30.4%	28.1%	25.3%	21.9%	18.0%	13.6%	8.9%	3.8%	-1.5%	-7.0%
-20%	20%	25.0%	24.7%	23.8%	22.2%	20.1%	17.4%	14.2%	10.6%	6.5%	2.1%	-2.6%	-7.6%	-12.8%
-15%	15%	17.6%	17.4%	16.5%	15.0%	13.0%	10.5%	7.5%	4.1%	0.3%	-3.9%	-8.4%	-13.1%	-17.9%
-10%	10%	11.1%	10.8%	10.0%	8.6%	6.8%	4.4%	1.5%	-1.7%	-5.3%	-9.3%	-13.5%	-17.9%	-22.5%
-5%	5%	5.3%	5.0%	4.2%	2.9%	1.1%	-1.1%	-3.8%	-6.9%	-10.3%	-14.0%	-18.0%	-22.2%	-26.6%
0%	0%	0.0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.8%	-18.3%	-22.1%	-26.1%	-30.2%
5%	-5%	-4.8%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.8%	-22.2%	-25.8%	-29.6%	-33.6%
10%	-10%	-9.1%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.6%	-22.5%	-25.8%	-29.2%	-32.8%	-36.6%
15%	-15%	-13.0%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.5%	-23.1%	-25.9%	-29.0%	-32.3%	-35.7%	-39.3%
20%	-20%	-16.7%	-16.9%	-17.5%	-18.5%	-19.9%	-21.7%	-23.8%	-26.3%	-29.0%	-31.9%	-35.1%	-38.4%	-41.9%
25%	-25%	-20.0%	-20.2%	-20.8%	-21.8%	-23.1%	-24.8%	-26.9%	-29.2%	-31.8%	-34.7%	-37.7%	-40.9%	-44.2%
30%	-30%	-23.1%	-23.3%	-23.8%	-24.8%	-26.1%	-27.7%	-29.7%	-31.9%	-34.5%	-37.2%	-40.1%	-43.2%	-46.3%
35%	-35%	-25.9%	-26.1%	-26.7%	-27.6%	-28.8%	-30.4%	-32.3%	-34.5%	-36.9%	-39.5%	-42.3%	-45.3%	-48.3%
40%	-40%	-28.6%	-28.7%	-29.3%	-30.2%	-31.4%	-32.9%	-34.7%	-36.8%	-39.1%	-41.7%	-44.4%	-47.2%	-50.2%
45%	-45%	-31.0%	-31.2%	-31.7%	-32.6%	-33.7%	-35.2%	-37.0%	-39.0%	-41.2%	-43.7%	-46.3%	-49.0%	-51.9%
50%	-50%	-33.3%	-33.5%	-34.0%	-34.8%	-35.9%	-37.4%	-39.1%	-41.0%	-43.2%	-45.6%	-48.1%	-50.7%	-53.5%
55%	-55%	-35.5%	-35.6%	-36.1%	-36.9%	-38.0%	-39.4%	-41.0%	-42.9%	-45.0%	-47.3%	-49.8%	-52.3%	-55.0%
60%	-60%	-37.5%	-37.7%	-38.1%	-38.9%	-40.0%	-41.3%	-42.9%	-44.7%	-46.7%	-49.0%	-51.3%	-53.8%	-56.4%

The table below shows a performance example of an UltraShort ProShares (which has an investment objective to correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500). In the chart below, areas shaded lighter represent those scenarios where an UltraShort ProShares will return the same or outperform (i.e., return more than) the index performance; conversely areas shaded darker represent those scenarios where an UltraShort ProShares will underperform (i.e., return less than) the index performance.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Twice (200%) the Inverse of the Daily Performance of an Index.

One Year Index Performance	200% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	120%	525.0%	520.3%	506.5%	484.2%	454.3%	418.1%	377.1%	332.8%	286.7%	240.4%	195.2%	152.2%	112.2%
-55%	110%	393.8%	390.1%	379.2%	361.6%	338.0%	309.4%	277.0%	242.0%	205.6%	169.0%	133.3%	99.3%	67.7%
-50%	100%	300.0%	297.0%	288.2%	273.9%	254.8%	231.6%	205.4%	177.0%	147.5%	117.9%	88.9%	61.4%	35.8%
-45%	90%	230.6%	228.1%	220.8%	209.0%	193.2%	174.1%	152.4%	128.9%	104.6%	80.1%	56.2%	33.4%	12.3%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%	51.3%	31.2%	12.1%	-5.7%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%	28.9%	11.8%	-4.5%	-19.6%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%	11.2%	-3.6%	-17.6%	-30.7%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%	-3.2%	-16.0%	-28.3%	-39.6%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%	-14.9%	-26.2%	-36.9%	-46.9%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%	-24.6%	-34.6%	-44.1%	-53.0%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%	-32.8%	-41.7%	-50.2%	-58.1%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%	-39.6%	-47.7%	-55.3%	-62.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%	-50.6%	-57.2%	-63.4%	-69.2%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%	-55.0%	-61.0%	-66.7%	-71.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%	-58.8%	-64.3%	-69.5%	-74.3%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%	-62.2%	-67.2%	-72.0%	-76.4%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%	-65.1%	-69.8%	-74.2%	-78.3%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%	-67.8%	-72.0%	-76.1%	-79.9%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%	-70.1%	-74.1%	-77.9%	-81.4%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%	-72.2%	-75.9%	-79.4%	-82.7%
45%	-90%	-52.4%	-52.8%	-53.8%	-55.5%	-57.8%	-60.6%	-63.7%	-67.1%	-70.6%	-74.1%	-77.5%	-80.8%	-83.8%
50%	-100%	-55.6%	-55.9%	-56.9%	-58.5%	-60.6%	-63.2%	-66.1%	-69.2%	-72.5%	-75.8%	-79.0%	-82.1%	-84.9%
55%	-110%	-58.4%	-58.7%	-59.6%	-61.1%	-63.1%	-65.5%	-68.2%	-71.2%	-74.2%	-77.3%	-80.3%	-83.2%	-85.9%
60%	-120%	-60.9%	-61.2%	-62.1%	-63.5%	-65.4%	-67.6%	-70.2%	-73.0%	-75.8%	-78.7%	-81.5%	-84.2%	-86.7%

The tables below show performance examples of an UltraPro and UltraPro Short Fund (which have investment objectives to correspond to three times (300%) and three times the inverse of (-300%), respectively, the daily performance of the S&P 500 Index. In the charts below, areas shaded lighter represent those scenarios where a Fund will return the same as or outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely, areas shaded darker represent those scenarios where the Fund will underperform (i.e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fund Fees and Expenses and Leverage Costs, that Correspond to Three Times (300%) the Daily Performance of an Index.

One Year Index Performance	300% One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	-180%	-93.6%	-93.6%	-93.8%	-94.0%	-94.3%	-94.7%	-95.1%	-95.6%	-96.0%	-96.5%	-97.0%	-97.4%	-97.8%
-55%	-165%	-90.9%	-91.0%	-91.2%	-91.5%	-91.9%	-92.4%	-93.0%	-93.7%	-94.4%	-95.0%	-95.7%	-96.3%	-96.9%
-50%	-150%	-87.5%	-87.6%	-87.9%	-88.3%	-88.9%	-89.6%	-90.5%	-91.3%	-92.3%	-93.2%	-94.1%	-95.0%	-95.8%
-45%	-135%	-83.4%	-83.5%	-83.9%	-84.4%	-85.2%	-86.2%	-87.3%	-88.5%	-89.7%	-90.9%	-92.1%	-93.3%	-94.3%
-40%	-120%	-78.4%	-78.6%	-79.0%	-79.8%	-80.8%	-82.1%	-83.5%	-85.0%	-86.6%	-88.2%	-89.8%	-91.3%	-92.7%
-35%	-105%	-72.5%	-72.7%	-73.3%	-74.3%	-75.6%	-77.2%	-79.0%	-81.0%	-83.0%	-85.0%	-87.0%	-88.9%	-90.7%
-30%	-90%	-65.7%	-66.0%	-66.7%	-67.9%	-69.6%	-71.6%	-73.8%	-76.2%	-78.8%	-81.3%	-83.8%	-86.2%	-88.4%
-25%	-75%	-57.8%	-58.1%	-59.1%	-60.6%	-62.6%	-65.0%	-67.8%	-70.8%	-73.9%	-77.0%	-80.1%	-83.0%	-85.7%
-20%	-60%	-48.8%	-49.2%	-50.3%	-52.1%	-54.6%	-57.6%	-60.9%	-64.5%	-68.3%	-72.1%	-75.8%	-79.3%	-82.6%
-15%	-45%	-38.6%	-39.0%	-40.4%	-42.6%	-45.5%	-49.1%	-53.1%	-57.5%	-62.0%	-66.5%	-71.0%	-75.2%	-79.1%
-10%	-30%	-27.1%	-27.6%	-29.3%	-31.9%	-35.3%	-39.6%	-44.3%	-49.5%	-54.9%	-60.3%	-65.6%	-70.6%	-75.2%
-5%	-15%	-14.3%	-14.9%	-16.8%	-19.9%	-24.0%	-28.9%	-34.5%	-40.6%	-46.9%	-53.3%	-59.5%	-65.4%	-70.9%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	15%	15.8%	14.9%	12.3%	8.2%	2.7%	-4.0%	-11.6%	-19.8%	-28.4%	-36.9%	-45.3%	-53.3%	-60.7%
10%	30%	33.1%	32.1%	29.2%	24.4%	18.0%	10.3%	1.6%	-7.8%	-17.6%	-27.5%	-37.1%	-46.3%	-54.8%
15%	45%	52.1%	51.0%	47.6%	42.2%	34.9%	26.1%	16.1%	5.3%	-5.9%	-17.2%	-28.2%	-38.6%	-48.4%
20%	60%	72.8%	71.5%	67.7%	61.5%	53.3%	43.3%	31.9%	19.7%	6.9%	-5.9%	-18.4%	-30.3%	-41.3%
25%	75%	95.3%	93.9%	89.5%	82.6%	73.2%	61.9%	49.1%	35.2%	20.9%	6.4%	-7.7%	-21.2%	-33.7%
30%	90%	119.7%	118.1%	113.2%	105.4%	94.9%	82.1%	67.7%	52.1%	35.9%	19.7%	3.8%	-11.3%	-25.4%
35%	105%	146.0%	144.2%	138.8%	130.0%	118.2%	104.0%	87.8%	70.4%	52.2%	34.0%	16.2%	-0.7%	-16.4%
40%	120%	174.4%	172.3%	166.3%	156.5%	143.4%	127.5%	109.5%	90.0%	69.8%	49.5%	29.6%	10.7%	-6.8%
45%	135%	204.9%	202.6%	195.9%	185.0%	170.4%	152.7%	132.7%	111.1%	88.6%	66.1%	44.0%	23.0%	3.5%
50%	150%	237.5%	235.0%	227.5%	215.5%	199.3%	179.8%	157.6%	133.7%	108.8%	83.8%	59.4%	36.2%	14.6%
55%	165%	272.4%	269.6%	261.4%	248.1%	230.3%	208.7%	184.3%	157.9%	130.4%	102.8%	75.9%	50.3%	26.5%
60%	180%	309.6%	306.5%	297.5%	282.9%	263.3%	239.6%	212.7%	183.6%	153.5%	123.1%	93.5%	65.3%	39.1%

Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Three Times (300%) the Inverse of the Daily Performance of an Index.

One Year Index Performance	300% Inverse of One Year Index Performance	Index Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	180%	462.5%	439.2%	371.5%	265.2%	129.1%	973.9%	810.5%	649.2%	498.3%	363.6%	248.6%	154.4%	80.2%
-55%	165%	997.4%	981.1%	933.5%	858.8%	763.2%	654.2%	539.5%	426.2%	320.2%	225.6%	144.9%	78.7%	26.6%
-50%	150%	700.0%	688.1%	653.4%	599.0%	529.3%	449.8%	366.2%	283.6%	206.3%	137.4%	78.5%	30.3%	-7.7%
-45%	135%	501.1%	492.1%	466.0%	425.1%	372.8%	313.1%	250.3%	188.2%	130.1%	78.3%	34.1%	-2.1%	-30.7%
-40%	120%	363.0%	356.1%	336.0%	304.5%	264.2%	218.2%	169.8%	122.0%	77.3%	37.4%	3.3%	-24.6%	-46.6%
-35%	105%	264.1%	258.7%	242.9%	218.1%	186.4%	150.3%	112.2%	74.6%	39.4%	8.0%	-18.8%	-40.7%	-58.0%
-30%	90%	191.5%	187.2%	174.6%	154.7%	129.3%	100.4%	69.9%	39.8%	11.6%	-13.5%	-34.9%	-52.5%	-66.4%
-25%	75%	137.0%	133.5%	123.2%	107.1%	86.5%	62.9%	38.1%	13.7%	-9.2%	-29.7%	-47.1%	-61.4%	-72.7%
-20%	60%	95.3%	92.4%	83.9%	70.6%	53.6%	34.2%	13.8%	-6.3%	-25.2%	-42.0%	-56.4%	-68.2%	-77.5%
-15%	45%	62.8%	60.4%	53.4%	42.3%	28.1%	11.9%	-5.1%	-21.9%	-37.7%	-51.7%	-63.7%	-73.5%	-81.2%
-10%	30%	37.2%	35.1%	29.2%	19.9%	7.9%	-5.7%	-20.1%	-34.2%	-47.5%	-59.3%	-69.4%	-77.7%	-84.2%
-5%	15%	16.6%	14.9%	9.8%	1.9%	-8.3%	-19.8%	-32.0%	-44.1%	-55.3%	-65.4%	-74.0%	-81.0%	-86.5%
0%	0%	0.0%	-1.5%	-5.8%	-12.6%	-21.3%	-31.3%	-41.7%	-52.0%	-61.7%	-70.3%	-77.7%	-83.7%	-88.5%
5%	-15%	-13.6%	-14.9%	-18.6%	-24.5%	-32.0%	-40.6%	-49.7%	-58.6%	-66.9%	-74.4%	-80.7%	-85.9%	-90.0%
10%	-30%	-24.9%	-26.0%	-29.2%	-34.4%	-40.9%	-48.4%	-56.2%	-64.0%	-71.2%	-77.7%	-83.2%	-87.8%	-91.3%
15%	-45%	-34.2%	-35.2%	-38.1%	-42.6%	-48.3%	-54.8%	-61.7%	-68.5%	-74.8%	-80.5%	-85.3%	-89.3%	-92.4%
20%	-60%	-42.1%	-43.0%	-45.5%	-49.4%	-54.5%	-60.2%	-66.3%	-72.3%	-77.8%	-82.8%	-87.1%	-90.6%	-93.3%
25%	-75%	-48.8%	-49.6%	-51.8%	-55.3%	-59.7%	-64.8%	-70.2%	-75.4%	-80.4%	-84.8%	-88.6%	-91.7%	-94.1%
30%	-90%	-54.5%	-55.2%	-57.1%	-60.2%	-64.2%	-68.7%	-73.5%	-78.2%	-82.6%	-86.5%	-89.8%	-92.6%	-94.8%
35%	-105%	-59.4%	-60.0%	-61.7%	-64.5%	-68.0%	-72.1%	-76.3%	-80.5%	-84.4%	-87.9%	-90.9%	-93.4%	-95.3%
40%	-120%	-63.6%	-64.1%	-65.7%	-68.2%	-71.3%	-75.0%	-78.8%	-82.5%	-86.0%	-89.2%	-91.9%	-94.1%	-95.8%
45%	-135%	-67.2%	-67.7%	-69.1%	-71.3%	-74.2%	-77.5%	-80.9%	-84.3%	-87.4%	-90.3%	-92.7%	-94.7%	-96.2%
50%	-150%	-70.4%	-70.8%	-72.1%	-74.1%	-76.7%	-79.6%	-82.7%	-85.8%	-88.7%	-91.2%	-93.4%	-95.2%	-96.6%
55%	-165%	-73.1%	-73.5%	-74.7%	-76.5%	-78.9%	-81.5%	-84.4%	-87.1%	-89.7%	-92.0%	-94.0%	-95.6%	-96.9%
60%	-180%	-75.6%	-75.9%	-77.0%	-78.7%	-80.8%	-83.2%	-85.8%	-88.3%	-90.7%	-92.8%	-94.6%	-96.0%	-97.2%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a leveraged Fund. The Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of factors discussed above or under “Correlation Risk” and “Compounding Risk” in the Prospectus.

Non-Diversified Status

Each Fund is a “non-diversified” series of the Trust. A Fund’s classification as a “non-diversified” investment company means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to seek to qualify as a “regulated investment company” (“RIC”) for purposes of the Code, which imposes diversification requirements on these Funds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act. With respect to a “non-diversified” Fund, a relatively high percentage of such a Fund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A Fund may not:

1.	Make investments for the purpose of exercising control or management.

2.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

3.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except, further, that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

4.	Issue senior securities to the extent such issuance would violate applicable law.

5.

Borrow money, except that the Fund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

6.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

7.	Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Fund’s Prospectus and SAI, as they may be amended from time to time.

No Fund will concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers of one or more particular industries, except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities and derivatives for each of the Funds and the selection of brokers and dealers to effect transactions. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices; and transactions involving baskets of equity securities typically include brokerage commissions. As an alternative to directly purchasing securities, the Advisor may find efficiencies and cost savings by purchasing futures or using other derivative instruments like a total return swap or forward agreement. The Advisor may also choose to cross trade securities between clients to save costs where allowed under applicable law.

The policy for each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and execution services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and execution services received from the broker. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In addition to commission rates, when selecting a broker for a particular transaction, the Advisor considers but is not limited to the following efficiency factors: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity, and responsiveness.

The Advisor may give consideration to placing portfolio transactions with those brokers and dealers that also furnish research and other execution related services to the Fund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; information about market conditions generally; equipment that facilitates and improves trade execution; and appraisals or evaluations of portfolio securities.

For purchases and sales of derivatives (i.e. financial instruments whose value is derived from the value of an underlying asset, interest rate or index) the Advisor evaluates counterparties on the following factors: reputation and financial strength; execution prices; commission costs; ability to handle complex orders; ability to give prompt and full execution, including the ability to handle difficult trades; accuracy of reports and confirmations provided; reliability, type and quality of research provided; financing costs and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.

Consistent with a client’s investment objective, the Advisor may enter into guarantee close agreements with certain brokers. In all such cases, the agreement calls for the execution price at least to match the closing price of the security. In some cases, depending upon the circumstances, the broker may obtain a price that is better than the closing price and which under the agreement provides additional benefits to clients. The Advisor will generally distribute such benefits pro rata to applicable client trades.

In addition, the Advisor, any of its affiliates or employees and the Funds have a policy not to enter into any agreement or other understanding- whether written or oral- under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a Fund’s shares. Because the New Funds have not yet commenced operations as of the date of this SAI, information on brokerage commissions paid by the New Funds is not included in this SAI. The table below sets forth the brokerage commissions paid by each Fund for the period noted for each Fund that was operational during that period:

Fund	Commissions Paid During Fiscal Year Ended May 31, 2008	Commissions Paid During Fiscal Year Ended May 31, 2009	Commissions Paid During Fiscal Year Ended May 31, 2010	Aggregate Total
ProShares Ultra QQQ	$241,495	$708,543	$249,875	$1,199,913
ProShares Ultra Dow30	$57,736	$250,438	$98,056	$406,230
ProShares Ultra S&P500	$123,303	$1,080,014	$563,636	$1,766,953
ProShares Ultra MidCap400	$20,179	$57,698	$29,258	$107,135
ProShares Ultra SmallCap600	$2,309	$17,885	$8,840	$29,034
ProShares Ultra Russell2000	$28,050	$188,632	$78,741	$295,423
ProShares Ultra Russell1000 Value	$892	$6,417	$2,531	$9,840
ProShares Ultra Russell1000 Growth	$4,351	$7,923	$2,898	$15,172
ProShares Ultra Russell MidCap Value	$1,561	$3,008	$2,202	$6,771
ProShares Ultra Russell MidCap Growth	$4,705	$4,919	$1,988	$11,612
ProShares Ultra Russell2000 Value	$1,599	$7,849	$3,322	$12,770
ProShares Ultra Russell2000 Growth	$1,740	$7,106	$3,475	$12,321
ProShares Ultra Basic Materials	$5,021	$139,869	$76,886	$221,776
ProShares Ultra Consumer Goods	$766	$3,010	$2,385	$6,161
ProShares Ultra Consumer Services	$176	$1,952	$1,384	$3,512
ProShares Ultra Financials	$108,268	$1,130,262	$204,128	$1,442,658
ProShares Ultra Health Care	$1,761	$8,878	$5,462	$16,101
ProShares Ultra Industrials	$1,082	$5,945	$2,849	$9,876
ProShares Ultra Oil & Gas	$21,928	$315,950	$103,965	$441,843
ProShares Ultra Real Estate	$5,084	$109,480	$65,694	$180,258
ProShares Ultra Semiconductors	$7,878	$31,145	$15,090	$54,113
ProShares Ultra Technology	$10,797	$24,421	$16,029	$51,247
ProShares Ultra Telecommunications	$1,162	$3,925	$1,129	$6,216
ProShares Ultra Utilities	$1,049	$5,997	$1,347	$8,393
ProShares Short QQQ	$18,720	$41,228	$46,747	$106,695
ProShares Short Dow30	$11,063	$40,539	$35,128	$86,730
ProShares Short S&P 500	$24,686	$133,681	$192,476	$350,843
ProShares Short MidCap400	$5,661	$6,273	$5,609	$17,543
ProShares Short SmallCap600	$0	$0	$1,370	$1,370
ProShares Short Russell2000	$4,576	$18,917	$23,020	$46,513
ProShares UltraShort QQQ	$459,072	$799,627	$321,595	$1,580,294
ProShares UltraShort Dow30	$90,612	$246,390	$107,639	$444,641
ProShares UltraShort S&P 500	$389,920	$1,484,554	$672,801	$2,547,275
ProShares UltraShort MidCap400	$35,225	$27,892	$11,007	$74,124
ProShares UltraShort SmallCap600	$0	$0	$2,039	$2,039
ProShares UltraShort Russell2000	$91,304	$232,962	$101,717	$425,983
ProShares UltraShort Russell1000 Value	$0	$0	$0	$0
ProShares UltraShort Russell1000 Growth	$0	$0	$0	$0
ProShares UltraShort Russell MidCap Value	$0	$0	$0	$0

Fund	Commissions Paid During Fiscal Year Ended May 31, 2008	Commissions Paid During Fiscal Year Ended May 31, 2009	Commissions Paid During Fiscal Year Ended May 31, 2010	Aggregate Total
ProShares UltraShort Russell MidCap Growth	$0	$0	$0	$0
ProShares UltraShort Russell2000 Value	$0	$0	$0	$0
ProShares UltraShort Russell2000 Growth	$0	$0	$0	$0
ProShares UltraShort Basic Materials	$0	$0	$0	$0
ProShares UltraShort Consumer Goods	$0	$0	$0	$0
ProShares UltraShort Consumer Services	$0	$0	$0	$0
ProShares UltraShort Financials	$0	$74,976	$0	$74,976
ProShares UltraShort Health Care	$0	$0	$0	$0
ProShares UltraShort Industrials	$0	$0	$0	$0
ProShares UltraShort Oil & Gas	$0	$0	$0	$0
ProShares UltraShort Real Estate	$0	$0	$0	$0
ProShares UltraShort Semiconductors	$0	$0	$0	$0
ProShares UltraShort Technology	$0	$0	$0	$0
ProShares UltraShort Telecommunications	$0	$0	$0	$0
ProShares UltraShort Utilities	$0	$0	$0	$0
ProShares Short MSCI EAFE	$0	$0	$0	$0
ProShares Short MSCI Emerging Markets	$0	$0	$0	$0
ProShares UltraShort MSCI EAFE	$0	$0	$0	$0
ProShares UltraShort MSCI Emerging Markets	$0	$0	$0	$0
ProShares UltraShort FTSE China 25	$0	$0	$0	$0
ProShares UltraShort MSCI Japan	$0	$0	$0	$0
ProShares UltraShort 7-10 Year Treasury	$162	$23,713	$16,566	$40,441
ProShares UltraShort 20+ Year Treasury	$602	$248,544	$223,699	$472,845
ProShares Short Financials	$0	$488	$0	$488
ProShares Short Oil & Gas	$0	$0	$0	$0
ProShares Ultra MSCI EAFE	$0	$0	$1,542	$1,542
ProShares Ultra MSCI Emerging Markets	$0	$0	$3,912	$3,912
ProShares Ultra FTSE China 25	$0	$0	$0	$0
ProShares Ultra MSCI Japan	$0	$0	$0	$0
ProShares UltraShort MSCI Europe	$0	$0	$0	$0
ProShares UltraShort MSCI Pacific ex-Japan	$0	$0	$0	$0
ProShares UltraShort MSCI Brazil	$0	$0	$0	$0
ProShares UltraShort MSCI Mexico Investable Market	$0	$0	$0	$0
ProShares UltraPro S&P500	$0	$0	$45,197	$45,197
ProShares UltraPro Short S&P500	$0	$0	$50,926	$50,926
ProShares Ultra Russell3000	$0	$0	$1,530	$1,530
ProShares UltraShort Russell3000	$0	$0	$0	$0
ProShares Credit Suisse 130/30	$0	$0	$13,222	$13,222
ProShares Short 20+ Year Treasury	$0	$0	$5,311	$5,311
ProShares Ultra 7-10 Year Treasury	$0	$0	$193	$193
ProShares Ultra 20+ Year Treasury	$0	$0	$360	$360
ProShares UltraPro MidCap400	$0	$0	$3,316	$3,316
ProShares UltraPro Short MidCap400	$0	$0	$1,212	$1,212
ProShares UltraPro QQQ	$0	$0	$5,175	$5,175

Fund	Commissions Paid During Fiscal Year Ended May 31, 2008	Commissions Paid During Fiscal Year Ended May 31, 2009	Commissions Paid During Fiscal Year Ended May 31, 2010	Aggregate Total
ProShares UltraPro Short QQQ	$0	$0	$1,449	$1,449
ProShares UltraPro Dow30	$0	$0	$1,860	$1,860
ProShares UltraPro Short Dow30	$0	$0	$642	$642
ProShares UltraPro Russell2000	$0	$0	$2,639	$2,639
ProShares UltraPro Short Russell2000	$0	$0	$572	$572
ProShares UltraShort Nasdaq Biotechnology	$0	$0	$0	$0
ProShares Ultra Nasdaq Biotechnology	$0	$0	$629	$629
ProShares Short Basic Materials	$0	$0	$0	$0
ProShares Short Real Estate	$0	$0	$0	$0
ProShares Short KBW Regional Banking	$0	$0	$0	$0
ProShares Short FTSE China 25	$0	$0	$0	$0
ProShares Ultra MSCI Europe	$0	$0	$0	$0
ProShares Ultra MSCI Pacific ex-Japan	$0	$0	$0	$0
ProShares Ultra MSCI Brazil	$0	$0	$0	$0
ProShares Ultra MSCI Mexico Investable Market	$0	$0	$0	$0
ProShares Ultra KBW Regional Banking	$0	$0	$885	$885

Securities of “Regular Broker-Dealer.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which they may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. Because the New Funds have not yet commenced operations as of the date of this SAI, information on holdings of the New Funds in shares of regular broker dealers is not included in this SAI. Holdings in Shares of Regular Broker-Dealers as of May 31, 2010:

Fund	Broker Dealer	Dollar Amount of Holdings
ProShares Ultra Dow30	J.P. Morgan Securities, Inc.	$6,564,000
ProShares Ultra S&P500	J.P. Morgan Securities, Inc.	$25,053,000
	Prudential Securities, Inc.	$4,275,000
ProShares Ultra Russell3000	J.P. Morgan Securities, Inc.	$65,000
	Prudential Securities, Inc.	$11,000
	Thomas Weisel Partners, LLC	$0
ProShares Ultra Russell2000	Thomas Weisel Partners, LLC	$31,000
ProShares UltraPro Dow30	J.P. Morgan Securities, Inc.	$187,000
ProShares UltraPro S&P500	J.P. Morgan Securities, Inc.	$1,766,000
	Prudential Securities, Inc.	$301,000
ProShares UltraPro Russell2000	Thomas Weisel Partners, LLC	$2,000
ProShares Ultra Russell1000 Value	J.P. Morgan Securities, Inc.	$263,000
	Prudential Securities, Inc.	$21,000
ProShares Ultra Russell1000 Growth	Prudential Securities, Inc.	$20,000
ProShares Ultra Russell2000 Value	Thomas Weisel Partners, LLC	$4,000
ProShares Ultra Russell2000 Growth	Thomas Weisel Partners, LLC	$0
ProShares Ultra Financials	J.P. Morgan Securities, Inc.	$84,599,000
	Prudential Securities, Inc.	$14,314,000
ProShares Credit Suisse 130/30	J.P. Morgan Securities, Inc.	$844,000
	Prudential Securities, Inc.	$268,000

The nature of the Funds may cause the Funds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of a Fund’s investors, as well as each Funds’ investment objective and strategies.

MANAGEMENT OF PROSHARES TRUST

Trustees and Officers

The Board has general oversight responsibility with respect to the operation of the Trust and the Funds. The Board has engaged the Advisor to manage the Funds and is responsible for overseeing the Advisor and other service providers to the Trust and the Funds in accordance with the provisions of the federal securities laws.

The Board is currently composed of three Trustees, including two Independent Trustees. In addition to four regularly scheduled meetings per year, the Board holds executive sessions (with and without employees of the Advisor), special meetings, and/or informal conference calls to discuss specific matters that may require action prior to its next regular meeting. The Independent Trustees have retained “independent legal counsel” as defined in the 1940 Act.

The Board has appointed Michael L. Sapir to serve as Chairman of the Board. Mr. Sapir is also the Chairman and Chief Executive Officer of the Advisor and, as such, is not an Independent Trustee. The Chairman’s primary role is to participate in the preparation of the agenda for Board meetings, determine which matters need to be acted upon by the Board, and to ensure that the Board obtains all the information necessary to perform its functions and take action. The Chairman also presides at all meetings of the Board and acts, with the assistance of staff, as a liaison with service providers, officers, attorneys and the Independent Trustees between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. The Board does not have a lead Independent Trustee.

The Board has determined that its leadership structure is appropriate in light of the characteristics of the Trust and each of the Funds in the Fund Complex. These characteristics include, among other things, the fact that all the Funds are organized under one Trust; all funds are exchange-traded funds; all funds have common service providers; and virtually all of the funds are leveraged, inverse or inverse leveraged funds, with similar principal investment strategies. As a result, the Board addresses governance and management issues that are often common to all or most of the Funds. In light of these characteristics, the Board has determined that a three-member Board, including two Independent Trustees, is of an adequate size to oversee the operations of the Trust, and that, in light of the small size of the Board, a complex Board leadership structure is not necessary or desirable. The relatively small size of the Board facilitates ready communication among the Board members, and between the Board and management, both at Board meetings and between meetings. In view of the small size of the Board, the Board has concluded that designating one of the two Independent Trustees as the “lead Independent Trustee” would not be likely to meaningfully enhance the effectiveness of the Board.

The Board oversight of the Trust and the Funds extends to the Trust’s risk management processes. The Board and its Audit Committee consider risk management issues as part of their responsibilities throughout the year at regular and special meetings. The Advisor and other service providers prepare regular reports for Board and Audit Committee meetings that address a variety of risk–related matters, and the Board as a whole or the Audit Committee may also receive special written reports or presentations on a variety of risk issues at the request of the Board or the Audit Committee. For example, the portfolio managers of the Funds meet regularly with the Board to discuss portfolio performance, including investment risk, counterparty risk and the impact on the Funds of investments in particular securities or instruments, such as derivatives. The Advisor also prepares reports for the Board regarding various issues, including valuation and liquidity. As noted above, given the relatively small size of the Board, the Board has not regarded it as necessary to adopt a complex leadership structure in order for the Board to effectively exercise its risk oversight function.

The Board has appointed a chief compliance officer (“CCO”) for the Trust (who is also the Chief Compliance Officer for the Advisor). The CCO reports directly to the Board and participates in the Board’s meetings. The Independent Trustees meet at least annually in executive session with the CCO, and the Funds’ CCO prepares and presents an annual written compliance report to the Board. In addition, the CCO presents an annual report to the Board in accordance with the Trust’s compliance policies and procedures. The CCO also provides updates to the Board on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other Officers report to the Board in the event any material risk issues arise. The CCO also oversees the Advisor’s Risk Management Committee, which meets periodically to assess and address areas of risk within the organization.

In addition, the Audit Committee of the Board meets regularly with the Trust’s independent public accounting firm to review reports on, among other things, the Funds’ controls over financial reporting.

The Trustees, their age, term of office and length of time served, principal business occupations during the past five years and the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. Unless noted otherwise, the addresses of each Trustee is: c/o ProShares Trust, 7501 Wisconsin Avenue, Suite 1000, Bethesda, MD 20814.

Name, and Age	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Operational Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees

Russell S. Reynolds, III Birth Date: 7/57	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007)	ProShares (103) ProFunds (112) Access One Trust (3)	RSR Partners, Inc.

Michael C. Wachs Birth Date: 10/61	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (July 2009 to present); AMC Delancey Group, Inc. (Real Estate Development): President (January 2001 to May 2009)	ProShares (103) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.
Interested Trustee

Michael L. Sapir** Birth Date: 5/58	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (November 2005 to present); and of ProFund Advisors LLC (April 1997 to present); ProShare Capital Management LLC; Managing Partner (June 2008 to present).	ProShares (103) ProFunds (112) Access One Trust (3)	None

*	The “Fund Complex” consists of all funds registered under the 1940 Act and are advised by ProFund Advisors LLC and ProShare Advisors LLC.
**	Mr. Sapir is an “interested person,” as defined by the 1940 Act, because of his ownership interest in the Advisor.

The Board formed in 2002 prior to the inception of the Trust’s operations. Messrs. Reynolds, Wachs and Sapir had for several years prior to the Board’s formation worked successfully together as Trustees for ProFunds and Access One Trust – a complex of index funds and leveraged and inverse mutual funds managed by an affiliate of the Advisor. Each was believed to possess the specific experience, qualifications, attributes and skills necessary to serve as a Trustee of the Trust. In addition to their years of service as Trustees to ProFunds and Access One Trust, and gathering experience with funds with investment objectives and principal investment strategies similar to the Trust’s funds, each individual brought experience and qualifications from other areas. In particular, Mr. Reynolds had previous significant senior executive experience in the areas of human resources and recruitment and executive organization; Mr. Wachs had previous significant experience in the areas of investment and real estate development; and Mr. Sapir had significant experience in the field of investment management, both as an executive and as an attorney.

Executive Officers

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Louis M. Mayberg Birth Date: 8/62	President	Indefinite; November 2005 to present	President of the Advisor (November 2005 to present); ProFund Advisors (April 1997 to present); and ProShare Capital Management LLC (June 2008 to present).

Charles S. Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President/Assistant Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (June 2000 to December 2008).

Victor M. Frye, Esq. Birth Date: 10/58	Chief Compliance Officer and AML Officer	Indefinite; December 2004 to present	Counsel and Chief Compliance Officer of the Advisor (December 2004 to present) and ProFund Advisors (October 2002 to present).

Amy R. Doberman Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor, ProFund Advisors LLC and ProShare Capital Management LLC (April 2009 to present); Managing Director, Morgan Stanley Investment Management (July 2004 to April 2009).

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2010.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Russell S. Reynolds, III, Trustee	None	$10,001 – $50,000
Michael C. Wachs, Trustee	None	$10,001 – $50,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	None	$10,001 – $50,000

Committees

The Board of Trustees has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Wachs and Reynolds. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of an independent registered public accounting firm and reviews with the independent registered public accounting firm the plan and results of the internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. During the past fiscal year, the Audit Committee has met twice and the Board of Trustees has met five times.

Compensation of Trustees and Officers

Each Independent Trustee is paid a $133,500 annual retainer for service as Trustee on the Board of Trustees and for service as Trustee for other funds in the Fund Complex, $6,375 for attendance at each quarterly in-person meeting of the Board of Trustees, $3,000 for attendance at each special meeting of the Board of Trustees, and $3,000 for attendance at telephonic meetings. Trustees who are also Officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Officers, other than the CCO, receive no compensation directly from the Trust for performing the duties of their offices.

The Trust does not accrue pension or retirement benefits as part of each Fund’s expenses, and Trustees are not entitled to benefits upon retirement from the Board of Trustees.

The following table shows aggregate compensation paid to the Trustees for the fiscal year ended May 31, 2010.

Name	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$174,395.59	$0	$0	$174,395.59
Michael C. Wachs, Trustee	$174,238.41	$0	$0	$174,238.41
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

Control Persons and Principal Holders of Securities

As of December 31, 2010, the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

See Appendix A to this SAI for a list of the Principal Holders of each Fund.

INVESTMENT ADVISOR

Portfolio Management

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex as of May 31, 2010.

Name of Portfolio Manager	Dollar Range of Funds Currently Owned
Todd Johnson	None
Howard S. Rubin	None
Ryan Dofflemeyer	None
Alexander Ilyasov	$1-$10,000
Michelle Liu	None
Michael Neches	$1-$10,000
Hratch Najarian	None

Portfolio Managers’ Compensation

ProShare Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the overall firm’s performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. Listed below for each portfolio manager are the number and type of accounts managed or overseen by such portfolio manager as of May 31, 2010.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/ Total Assets
Todd Johnson	212/$27.3 billion	14/$1.8 billion	45/$2.3 billion
Howard S. Rubin	212/$27.3 billion	14/$1.8 billion	45/$2.3 billion
Ryan Dofflemeyer	1/$54.8 million	0/$0	0/$0
Alexander Ilyasov	37/$l.9 billion	0/$0	0/$0
Michelle Liu	10/$6.5 billion	0/$0	0/$0
Michael Neches	71/$5.4 billion	0/$0	0/$0
Hratch Najarian	49/$4.8 billion`	0/$0	0/$0

In the course of providing advisory services, the Advisor may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The Advisor also may recommend the purchase or sale of securities that may also be recommended by ProFund Advisors LLC, an affiliate of the Advisor.

The Advisor, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Advisor’s clients, such as the Funds. Thus the Advisor may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Advisor may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients. In addition, the Advisor, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Advisor may buy or sell securities or other instruments that the Advisor has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Advisor’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Advisor has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person, as such term is defined under the 1940 Act or the Investment Advisers Act of 1940, as amended, of the Advisor may make security purchases subject to the terms of the ProShare Advisors Code of Ethics, which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Advisor and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Advisor and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Advisor. Accordingly, should the Advisor or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Advisor and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Investment Advisory Agreement

Under an investment advisory agreement between ProShare Advisors and the Trust, on behalf of each Fund (the “Agreement” or “Advisory Agreement”), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the Officers of the Funds. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000 – East Tower, Bethesda, Maryland 20814. ProShare Advisors bears all costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual Fund operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2011, November 30, 2011 for ProShares RAFI® Long/Short and January 28, 2012 for ProShares Ultra TIPS and ProShares UltraShort TIPS. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause a Fund’s expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. A discussion regarding the basis for the Board of Trustees approving the Advisory Agreement of the Trust will be (or is) available in the Trust’s Annual and/or Semi-Annual Report to shareholders. The Investment Advisory fees paid, as well as any amounts reimbursed pursuant to the Expense Limitation Agreement, for the fiscal years ended May 31, 2008, May 31, 2009 and May 31, 2010 for each Fund that was operational as of each date are set forth below. Because the New Funds have not commenced operations as of the date of this SAI, information on investment advisory fees paid by the New Funds is not included in this SAI.

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2010	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2010
ProShares Ultra QQQ®	$6,866,006	$743,592
ProShares Ultra Dow30SM	$3,327,459	$178,395
ProShares Ultra S&P500®	$13,434,380	$—
ProShares Ultra Russell3000	$44,881	$192,880
ProShares Ultra MidCap400	$1,013,272	$145,319
ProShares Ultra SmallCap600	$435,248	$165,631
ProShares Ultra Russell2000	$1,741,745	$593,799
ProShares UltraPro QQQ®	$70,918	$65,492
ProShares UltraPro Dow30SM	$31,337	$37,666
ProShares UltraPro S&P500®	$615,080	$258,676
ProShares UltraPro MidCap400	$48,941	$80,364
ProShares UltraPro Russell2000	$39,154	$108,982
ProShares Ultra Russell1000 Value	$150,823	$184,717
ProShares Ultra Russell1000 Growth	$213,973	$160,026
ProShares Ultra Russell MidCap Value	$149,301	$164,048
ProShares Ultra Russell MidCap Growth	$142,443	$152,367
ProShares Ultra Russell2000 Value	$164,780	$256,653
ProShares Ultra Russell2000 Growth	$205,056	$232,486
ProShares Ultra Basic Materials	$3,128,213	$187,851
ProShares Ultra Nasdaq Biotechnology	$5,976	$27,324
ProShares Ultra Consumer Goods	$211,619	$136,987
ProShares Ultra Consumer Services	$118,498	$140,353
ProShares Ultra Financials	$15,265,950	$92,453
ProShares Ultra Health Care	$324,378	$129,466
ProShares Ultra Industrials	$304,341	$149,310
ProShares Ultra Oil & Gas	$3,697,305	$195,389
ProShares Ultra Real Estate	$4,422,639	$208,611
ProShares Ultra KBW Regional Banking	$5,201	$27,385
ProShares Ultra Semiconductors	$683,037	$148,952
ProShares Ultra Technology	$1,111,251	$168,085
ProShares Ultra Telecommunications	$95,517	$131,102
ProShares Ultra Utilities	$199,366	$132,043
ProShares Ultra MSCI EAFE	$71,970	$100,129
ProShares Ultra MSCI Emerging Markets	$166,890	$134,420
ProShares Ultra MSCI Europe	$1,873	$26,332
ProShares Ultra MSCI Pacific ex-Japan	$1,752	$26,289
ProShares Ultra MSCI Brazil	$1,928	$26,340
ProShares Ultra FTSE China 25	$233,497	$112,699
ProShares Ultra MSCI Japan	$70,557	$102,252
ProShares Ultra Mexico Investable Market	$1,895	$26,308
ProShares Ultra 7-10 Year Treasury	$33,911	$59,593
ProShares Ultra 20+ Year Treasury	$36,996	$59,551
ProShares Short QQQ®	$1,401,686	$235,706

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2010	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2010
ProShares Short Dow30SM	$1,956,180	$127,797
ProShares Short S&P500®	$11,621,461	$—
ProShares Short MidCap400	$301,533	$94,165
ProShares Short SmallCap600	$272,555	$92,571
ProShares Short Russell2000	$1,266,465	$209,335
ProShares UltraShort QQQ®	$7,277,365	$701,390
ProShares UltraShort Dow30SM	$4,381,624	$133,594
ProShares UltraShort S&P500®	$25,901,387	$—
ProShares UltraShort Russell3000	$24,317	$39,561
ProShares UltraShort MidCap400	$371,792	$93,592
ProShares UltraShort SmallCap600	$185,342	$101,322
ProShares UltraShort Russell2000	$3,567,071	$425,406
ProShares UltraPro Short QQQ®	$30,330	$36,700
ProShares UltraPro Short Dow30SM	$20,346	$32,482
ProShares UltraPro Short S&P500®	$1,086,216	$81,157
ProShares UltraPro Short MidCap400	$12,874	$30,556
ProShares UltraPro Short Russell2000	$20,391	$31,649
ProShares UltraShort Russell1000 Value	$79,770	$107,041
ProShares UltraShort Russell1000 Growth	$85,347	$106,588
ProShares UltraShort Russell MidCap Value	$31,753	$109,395
ProShares UltraShort Russell MidCap Growth	$53,137	$108,411
ProShares UltraShort Russell2000 Value	$88,475	$106,062
ProShares UltraShort Russell2000 Growth	$95,379	$107,392
ProShares Short Basic Materials	$7,915	$27,199
ProShares Short Financials	$862,817	$108,467
ProShares Short Oil & Gas	$95,302	$109,400
ProShares Short Real Estate	$7,526	$27,355
ProShares Short KBW Regional Banking	$8,122	$26,502
ProShares UltraShort Basic Materials	$942,049	$120,147
ProShares UltraShort Nasdaq Biotechnology	$7,349	$25,558
ProShares UltraShort Consumer Goods	$150,971	$108,861
ProShares UltraShort Consumer Services	$402,067	$104,878
ProShares UltraShort Financials	$6,189,528	$116,850
ProShares UltraShort Health Care	$52,811	$110,194
ProShares UltraShort Industrials	$175,290	$108,857
ProShares UltraShort Oil & Gas	$1,992,759	$130,731
ProShares UltraShort Real Estate	$6,192,224	$131,851
ProShares UltraShort Semiconductors	$223,535	$107,126
ProShares UltraShort Technology	$193,192	$109,006
ProShares UltraShort Telecommunications	$13,576	$110,202
ProShares UltraShort Utilities	$64,747	$110,305
ProShares Short MSCI EAFE	$461,622	$125,927
ProShares Short MSCI Emerging Markets	$1,614,339	$209,833
ProShares Short FTSE China 25	$8,528	$27,924
ProShares UltraShort MSCI EAFE	$270,065	$123,457
ProShares UltraShort MSCI Emerging Markets	$1,562,166	$211,021
ProShares UltraShort MSCI Europe	$182,654	$83,222
ProShares UltraShort MSCI Pacific ex-Japan	$23,719	$64,966
ProShares UltraShort MSCI Brazil	$107,132	$80,219

Fund	Investment Advisory Fees Paid during the Year Ended May 31, 2010	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2010
ProShares UltraShort FTSE China 25	$2,555,995	$282,662
ProShares UltraShort MSCI Japan	$113,528	$150,974
ProShares UltraShort MSCI Mexico Investable Market	$51,338	$69,872
ProShares Short 20+ Year Treasury	$1,532,139	$164,825
ProShares UltraShort 7-10 Year Treasury	$2,825,276	$134,699
ProShares UltraShort 20+ Year Treasury	$33,461,662	$—
ProShares Credit Suisse 130/30	$200,642	$173,142

Fund	Investment Advisory Fees Paid during the Fiscal Year Ended May 31, 2009	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2009
ProShares Ultra Financials	$14,803,443	$660,796
ProShares Ultra Health Care	$309,458	$151,296
ProShares Ultra Industrials	$107,305	$183,848
ProShares Ultra Oil & Gas	$4,213,221	$305,096
ProShares Ultra Real Estate	$1,065,299	$220,264
ProShares Ultra Semiconductors	$514,260	$153,366
ProShares Ultra Technology	$667,053	$206,003
ProShares Ultra Telecommunications	$67,615	$64,992
ProShares Ultra Utilities	$174,654	$137,432
ProShares Short QQQ®	$692,522	$190,047
ProShares Short Dow30SM	$1,548,368	$150,771
ProShares Short S&P500®	$4,088,840	$—
ProShares Short MidCap400	$269,348	$111,213
ProShares Short SmallCap600	$147,461	$99,413
ProShares Short Russell2000	$526,689	$130,679
ProShares UltraShort QQQ®	$7,966,960	$784,846
ProShares UltraShort Dow30SM	$4,199,894	$178,268
ProShares UltraShort S&P500®	$20,896,604	$—
ProShares UltraShort MidCap400	$859,432	$90,076
ProShares UltraShort SmallCap600	$374,625	$79,823
ProShares UltraShort Russell2000	$5,559,853	$507,230
ProShares UltraShort Russell1000 Value	$155,434	$104,226
ProShares UltraShort Russell1000 Growth	$183,945	$105,248
ProShares UltraShort Russell MidCap Value	$61,013	$127,107
ProShares UltraShort Russell MidCap Growth	$98,207	$109,565
ProShares UltraShort Russell2000 Value	$153,626	$105,440
ProShares UltraShort Russell2000 Growth	$194,129	$170,552
ProShares Short Financials	$379,396	$121,021
ProShares Short Oil & Gas	$61,664	$62,034
ProShares UltraShort Basic Materials	$1,416,180	$109,223
ProShares UltraShort Consumer Goods	$316,620	$100,209
ProShares UltraShort Consumer Services	$1,077,757	$117,126
ProShares UltraShort Financials	$12,429,007	$—
ProShares UltraShort Health Care	$95,887	$105,918
ProShares UltraShort Industrials	$570,982	$105,915
ProShares UltraShort Oil & Gas	$6,608,975	$19,222
ProShares UltraShort Real Estate	$8,613,202	$116,505
ProShares UltraShort Semiconductors	$258,032	$102,897
ProShares UltraShort Technology	$417,349	$101,131
ProShares UltraShort Telecommunications	$48,040	$83,098
ProShares UltraShort Utilities	$141,218	$237,276
ProShares Short MSCI EAFE	$379,512	$99,505
ProShares Short MSCI Emerging Markets	$346,694	$112,787
ProShares UltraShort MSCI EAFE	$880,933	$186,761
ProShares UltraShort MSCI Emerging Markets	$2,995,638	$501,700
ProShares UltraShort FTSE China 25	$2,559,981	$225,733
ProShares UltraShort MSCI Japan	$155,635	$181,777
ProShares UltraShort 7-10 Year Treasury	$1,505,802	$126,711
ProShares UltraShort 20+ Year Treasury	$11,722,122	$245,463

Fund	Investment Advisory Fees Paid during the Fiscal Year Ended May 31, 2008	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2008
ProShares Ultra QQQ®	$5,478,722	$669,160
ProShares Ultra Dow30SM	$1,843,668	$175,665
ProShares Ultra S&P500®	$4,653,000	$180,250
ProShares Ultra MidCap400	$689,534	$278,398
ProShares Ultra SmallCap600	$96,228	$146,746
ProShares Ultra Russell2000	$584,910	$421,746
ProShares Ultra Russell1000 Value	$68,007	$100,604
ProShares Ultra Russell1000 Growth	$160,386	$130,951
ProShares Ultra Russell MidCap Value	$55,360	$109,675
ProShares Ultra Russell MidCap Growth	$98,538	$131,436
ProShares Ultra Russell2000 Value	$64,923	$168,368
ProShares Ultra Russell2000 Growth	$75,298	$164,667
ProShares Ultra Basic Materials	$165,463	$104,346
ProShares Ultra Consumer Goods	$61,130	$87,973
ProShares Ultra Consumer Services	$31,752	$88,154
ProShares Ultra Financials	$2,293,196	$265,245
ProShares Ultra Health Care	$99,287	$105,375
ProShares Ultra Industrials	$69,251	$100,248
ProShares Ultra Oil & Gas	$483,734	$156,021
ProShares Ultra Real Estate	$196,127	$102,827
ProShares Ultra Semiconductors	$270,432	$115,778
ProShares Ultra Technology	$417,345	$158,319
ProShares Ultra Telecommunications	$15,935	$40,177
ProShares Ultra Utilities	$107,270	$94,092
ProShares Short QQQ®	$625,697	$175,126
ProShares Short Dow30SM	$1,019,676	$136,313
ProShares Short S&P500®	$1,927,759	$61,354
ProShares Short MidCap400	$467,216	$101,610
ProShares Short SmallCap600	$92,018	$72,503
ProShares Short Russell2000	$446,130	$112,810
ProShares UltraShort QQQ®	$11,712,343	$1,132,283
ProShares UltraShort Dow30SM	$3,829,678	$178,085
ProShares UltraShort S&P500®	$14,102,524	$0
ProShares UltraShort MidCap400	$1,484,433	$63,346
ProShares UltraShort SmallCap600	$437,693	$83,320
ProShares UltraShort Russell2000	$5,002,384	$438,037
ProShares UltraShort Russell1000 Value	$52,553	$68,549
ProShares UltraShort Russell1000 Growth	$103,007	$75,997
ProShares UltraShort Russell MidCap Value	$45,959	$67,544
ProShares UltraShort Russell MidCap Growth	$51,169	$66,332
ProShares UltraShort Russell2000 Value	$236,121	$98,279
ProShares UltraShort Russell2000 Growth	$235,418	$91,988
ProShares UltraShort Basic Materials	$616,193	$105,658
ProShares UltraShort Consumer Goods	$134,447	$76,732
ProShares UltraShort Consumer Services	$297,209	$80,646
ProShares UltraShort Financials	$8,420,968	$75,011
ProShares UltraShort Health Care	$80,052	$72,915
ProShares UltraShort Industrials	$140,570	$77,479
ProShares UltraShort Oil & Gas	$3,271,922	$155,438

Fund	Investment Advisory Fees Paid during the Fiscal Year Ended May 31, 2008	Reimbursements and Waivers by the Advisor during the Fiscal Year Ended May 31, 2008
ProShares UltraShort Real Estate	$4,202,956	$150,961
ProShares UltraShort Semiconductors	$106,430	$72,713
ProShares UltraShort Technology	$199,989	$72,554
ProShares UltraShort Telecommunications	$12,979	$38,939
ProShares UltraShort Utilities	$127,043	$80,644
ProShares Short MSCI EAFE	$70,340	$88,988
ProShares Short MSCI Emerging Markets	$140,132	$98,166
ProShares UltraShort MSCI EAFE	$302,222	$101,030
ProShares UltraShort MSCI Emerging Markets	$981,894	$81,023
ProShares UltraShort FTSE China 25	$2,234,683	$293,892
ProShares UltraShort MSCI Japan	$79,748	$127,339
ProShares UltraShort 7-10 Year Treasury	$11,355	$39,350
ProShares UltraShort 20+ Year Treasury	$21,156	$40,250

Codes of Ethics

The Trust, ProShare Advisors and the Distributor each have adopted a consolidated code of ethics (the “COE”), as required by applicable law, which is designed to prevent affiliated persons of the Trust, ProShare Advisors and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds. There can be no assurance that the COE will be effective in preventing such activities. The COE permits personnel subject to it to invest in securities, including securities that may be held or purchased by a Fund. The COE is on file with the SEC and is available to the public.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICY

The Trust has adopted a policy regarding the disclosure of information about each Fund’s portfolio holdings, which is reviewed on an annual basis. The Board of Trustees must approve all material amendments to this policy. A complete schedule of each Fund’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of the first and third fiscal quarters and within 70 days of the second and fourth quarters. In addition, each Fund’s portfolio holdings will be publicly disseminated each day the Funds are open for business via the Funds’ website at www.proshares.com.

The portfolio composition file (“PCF”) and the IOPV file, which contain equivalent portfolio holdings information, will be made available as frequently as daily to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities (“Entities”) in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by exemptive orders issued by the SEC and other legal and business requirements pursuant to which the Funds create and redeem Shares. Entities are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based services, including large institutional investors (“Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Units and other institutional market participants that provide information services. Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services to NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market.

Daily access to the PCF and IOPV file is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Advisor and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

Portfolio holdings information may not be provided prior to its public availability (“Non-Standard Disclosure”) in other circumstances except where appropriate confidentiality arrangements limiting the use of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s CCO or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

OTHER SERVICE PROVIDERS

Administrator, Index Receipt Agent, and Fund Accounting Agent

J.P. Morgan Investor Services Co., One Beacon Street, 19th Floor, Boston, MA 02108, acts as Administrator to the Funds pursuant to an administration agreement dated December 15, 2005. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Because the New Funds have not yet commenced operations as of the date of this SAI, information on fees paid to the New Funds’ service provider is not included in this SAI. For these services, each Fund that was operational for the period indicated paid the Administrator the amounts set forth below.

Fund	Fees Paid during the Fiscal Year Ended May 31, 2010
ProShares Ultra QQQ®	$263,207
ProShares Ultra Dow30SM	$208,871
ProShares Ultra S&P500®	$295,386
ProShares Ultra Russell3000	$22,968
ProShares Ultra MidCap400	$138,560
ProShares Ultra SmallCap600	$107,412
ProShares Ultra Russell2000	$174,738
ProShares UltraPro QQQ®	$19,412
ProShares UltraPro Dow30SM	$8,857
ProShares UltraPro S&P500®	$104,946
ProShares UltraPro MidCap400	$13,551
ProShares UltraPro Russell2000	$10,941
ProShares Ultra Russell1000 Value	$104,194
ProShares Ultra Russell1000 Growth	$104,046
ProShares Ultra Russell MidCap Value	$103,569
ProShares Ultra Russell MidCap Growth	$103,327
ProShares Ultra Russell2000 Value	$107,778
ProShares Ultra Russell2000 Growth	$107,202
ProShares Ultra Basic Materials	$205,107
ProShares Ultra Nasdaq Biotechnology	$1,802
ProShares Ultra Consumer Goods	$101,428
ProShares Ultra Consumer Services	$101,768
ProShares Ultra Financials	$301,254
ProShares Ultra Health Care	$101,468
ProShares Ultra Industrials	$102,114
ProShares Ultra Oil & Gas	$215,774
ProShares Ultra Real Estate	$230,484
ProShares Ultra KBW Regional Banking	$1,549
ProShares Ultra Semiconductors	$121,181

Fund	Fees Paid during the Fiscal Year Ended May 31, 2010
ProShares Ultra Technology	$141,354
ProShares Ultra Telecommunications	$101,385
ProShares Ultra Utilities	$101,135
ProShares Ultra MSCI EAFE	$19,692
ProShares Ultra MSCI Emerging Markets	$45,904
ProShares Ultra MSCI Europe	$653
ProShares Ultra MSCI Pacific ex-Japan	$622
ProShares Ultra MSCI Brazil	$667
ProShares Ultra FTSE China 25	$62,292
ProShares Ultra MSCI Japan	$18,845
ProShares Ultra Mexico Investable Market	$659
ProShares Ultra 7-10 Year Treasury	$9,543
ProShares Ultra 20+ Year Treasury	$10,366
ProShares Short QQQ®	$117,741
ProShares Short Dow30SM	$135,702
ProShares Short S&P500®	$249,812
ProShares Short MidCap400	$80,775
ProShares Short SmallCap600	$80,776
ProShares Short Russell2000	$113,106
ProShares UltraShort QQQ®	$225,291
ProShares UltraShort Dow30SM	$192,536
ProShares UltraShort S&P500®	$300,331
ProShares UltraShort Russell3000	$5,208
ProShares UltraShort MidCap400	$80,777
ProShares UltraShort SmallCap600	$80,746
ProShares UltraShort Russell2000	$177,115
ProShares UltraPro Short QQQ®	$6,970
ProShares UltraPro Short Dow30SM	$4,841
ProShares UltraPro Short S&P500®	$99,494
ProShares UltraPro Short MidCap400	$3,247
ProShares UltraPro Short Russell2000	$4,850
ProShares UltraShort Russell1000 Value	$80,717
ProShares UltraShort Russell1000 Growth	$80,719
ProShares UltraShort Russell MidCap Value	$80,713
ProShares UltraShort Russell MidCap Growth	$80,717
ProShares UltraShort Russell2000 Value	$80,726
ProShares UltraShort Russell2000 Growth	$80,724
ProShares Short Basic Materials	$1,889
ProShares Short Financials	$100,077
ProShares Short Oil & Gas	$79,231
ProShares Short Real Estate	$1,806
ProShares Short KBW Regional Banking	$1,877
ProShares UltraShort Basic Materials	$102,218
ProShares UltraShort Nasdaq Biotechnology	$1,761
ProShares UltraShort Consumer Goods	$80,732
ProShares UltraShort Consumer Services	$80,763
ProShares UltraShort Financials	$215,047
ProShares UltraShort Health Care	$80,718
ProShares UltraShort Industrials	$80,732
ProShares UltraShort Oil & Gas	$135,577
ProShares UltraShort Real Estate	$213,396

Fund	Fees Paid during the Fiscal Year Ended May 31, 2010
ProShares UltraShort Semiconductors	$80,758
ProShares UltraShort Technology	$80,733
ProShares UltraShort Telecommunications	$81,209
ProShares UltraShort Utilities	$80,720
ProShares Short MSCI EAFE	$82,361
ProShares Short MSCI Emerging Markets	$124,594
ProShares Short FTSE China 25	$2,019
ProShares UltraShort MSCI EAFE	$80,736
ProShares UltraShort MSCI Emerging Markets	$122,834
ProShares UltraShort MSCI Europe	$29,181
ProShares UltraShort MSCI Pacific ex-Japan	$5,080
ProShares UltraShort MSCI Brazil	$22,882
ProShares UltraShort FTSE China 25	$151,479
ProShares UltraShort MSCI Japan	$80,729
ProShares UltraShort MSCI Mexico Investable Market	$10,982
ProShares Short 20+ Year Treasury	$97,527
ProShares UltraShort 7-10 Year Treasury	$159,680
ProShares UltraShort 20+ Year Treasury	$327,877
ProShares Credit Suisse 130/30	$53,012

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
ProShares Ultra QQQ®	$276,814
ProShares Ultra Dow30SM	$233,934
ProShares Ultra S&P500®	$309,908
ProShares Ultra MidCap400	$134,948
ProShares Ultra SmallCap600	$106,626
ProShares Ultra Russell2000	$180,322
ProShares Ultra Russell1000 Value	$106,996
ProShares Ultra Russell1000 Growth	$107,061
ProShares Ultra Russell MidCap Value	$106,093
ProShares Ultra Russell MidCap Growth	$106,041
ProShares Ultra Russell2000 Value	$111,231
ProShares Ultra Russell2000 Growth	$110,695
ProShares Ultra Basic Materials	$146,535
ProShares Ultra Consumer Goods	$103,420
ProShares Ultra Consumer Services	$103,938
ProShares Ultra Financials	$300,422
ProShares Ultra Health Care	$103,424
ProShares Ultra Industrials	$104,251
ProShares Ultra Oil & Gas	$214,351
ProShares Ultra Real Estate	$135,731
ProShares Ultra Semiconductors	$111,328
ProShares Ultra Technology	$122,202
ProShares Ultra Telecommunications	$32,652
ProShares Ultra Utilities	$102,926
ProShares Short QQQ®	$94,167
ProShares Short Dow30SM	$123,390
ProShares Short S&P500®	$181,439
ProShares Short MidCap400	$81,753
ProShares Short SmallCap600	$82,379
ProShares Short Russell2000	$87,464
ProShares UltraShort QQQ®	$222,969
ProShares UltraShort Dow30SM	$187,995
ProShares UltraShort S&P500®	$276,868
ProShares UltraShort MidCap400	$98,082
ProShares UltraShort SmallCap600	$82,300
ProShares UltraShort Russell2000	$200,039
ProShares UltraShort Russell1000 Value	$82,397
ProShares UltraShort Russell1000 Growth	$82,398
ProShares UltraShort Russell MidCap Value	$82,382
ProShares UltraShort Russell MidCap Growth	$82,375
ProShares UltraShort Russell2000 Value	$82,359
ProShares UltraShort Russell2000 Growth	$82,337
ProShares Short Financials	$60,282
ProShares Short Oil & Gas	$13,167
ProShares UltraShort Basic Materials	$117,144
ProShares UltraShort Consumer Goods	$82,405
ProShares UltraShort Consumer Services	$107,972

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
ProShares UltraShort Financials	$242,807
ProShares UltraShort Health Care	$82,352
ProShares UltraShort Industrials	$82,443
ProShares UltraShort Oil & Gas	$189,218
ProShares UltraShort Real Estate	$235,783
ProShares UltraShort Semiconductors	$82,389
ProShares UltraShort Technology	$82,390
ProShares UltraShort Telecommunications	$24,171
ProShares UltraShort Utilities	$82,366
ProShares Short MSCI EAFE	$71,036
ProShares Short MSCI Emerging Markets	$81,180
ProShares UltraShort MSCI EAFE	$100,173
ProShares UltraShort MSCI Emerging Markets	$161,181
ProShares UltraShort FTSE China 25	$147,758
ProShares UltraShort MSCI Japan	$66,732
ProShares UltraShort 7-10 Year Treasury	$116,887
ProShares UltraShort 20+ Year Treasury	$212,623

Fund	Fees Paid during the Fiscal Year Ended May 31, 2008
ProShares Ultra QQQ®	$241,212
ProShares Ultra Dow30SM	$166,870
ProShares Ultra S&P500®	$232,366
ProShares Ultra MidCap400	$123,283
ProShares Ultra SmallCap600	$53,265
ProShares Ultra Russell2000	$118,903
ProShares Ultra Russell1000 Value	$44,703
ProShares Ultra Russell1000 Growth	$58,408
ProShares Ultra Russell MidCap Value	$43,010
ProShares Ultra Russell MidCap Growth	$51,003
ProShares Ultra Russell2000 Value	$48,448
ProShares Ultra Russell2000 Growth	$50,482
ProShares Ultra Basic Materials	$58,911
ProShares Ultra Consumer Goods	$43,925
ProShares Ultra Consumer Services	$40,743
ProShares Ultra Financials	$145,175
ProShares Ultra Health Care	$59,646
ProShares Ultra Industrials	$46,437
ProShares Ultra Oil & Gas	$106,380
ProShares Ultra Real Estate	$51,834
ProShares Ultra Semiconductors	$68,134
ProShares Ultra Technology	$89,999
ProShares Ultra Telecommunications	$4,260
ProShares Ultra Utilities	$51,611
ProShares Short QQQ®	$91,191
ProShares Short Dow30SM	$105,438
ProShares Short S&P500®	$134,880
ProShares Short MidCap400	$81,709
ProShares Short SmallCap600	$38,967
ProShares Short Russell2000	$72,670
ProShares UltraShort QQQ®	$256,476
ProShares UltraShort Dow30SM	$185,488
ProShares UltraShort S&P500®	$265,214
ProShares UltraShort MidCap400	$121,196
ProShares UltraShort SmallCap600	$74,293
ProShares UltraShort Russell2000	$197,225
ProShares UltraShort Russell1000 Value	$29,589
ProShares UltraShort Russell1000 Growth	$36,707
ProShares UltraShort Russell MidCap Value	$29,003
ProShares UltraShort Russell MidCap Growth	$28,176
ProShares UltraShort Russell2000 Value	$54,884
ProShares UltraShort Russell2000 Growth	$50,458
ProShares UltraShort Basic Materials	$71,041
ProShares UltraShort Consumer Goods	$42,178
ProShares UltraShort Consumer Services	$49,425
ProShares UltraShort Financials	$214,689
ProShares UltraShort Health Care	$37,608
ProShares UltraShort Industrials	$39,654
ProShares UltraShort Oil & Gas	$140,620
ProShares UltraShort Real Estate	$184,437

Fund	Fees Paid during the Fiscal Year Ended May 31, 2008
ProShares UltraShort Semiconductors	$37,275
ProShares UltraShort Technology	$39,048
ProShares UltraShort Telecommunications	$2,780
ProShares UltraShort Utilities	$44,527
ProShares Short MSCI EAFE	$15,060
ProShares Short MSCI Emerging Markets	$29,861
ProShares UltraShort MSCI EAFE	$44,663
ProShares UltraShort MSCI Emerging Markets	$70,951
ProShares UltraShort FTSE China 25	$101,300
ProShares UltraShort MSCI Japan	$17,122
ProShares UltraShort 7-10 Year Treasury	$2,434
ProShares UltraShort 20+ Year Treasury	$4,018

ProShare Advisors, pursuant to a separate Management Services Agreement, performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers as requested or as deemed necessary. For these services, the Trust pays to ProShare Advisors a fee at the annual rate of 0.10% of average daily net assets for all of the Funds. For the three most recent fiscal years, each Fund that was operational for the period indicated paid ProShare Advisors the amount set forth below pursuant to the Management Services Agreement.

Because the New Funds have not yet commenced operations as of the date of this SAI, information on fees paid pursuant to the Management Services Agreement by the New Funds is not included in this SAI.

Fund	Fees Paid during the Fiscal Year May 31, 2010
ProShares Ultra QQQ®	$915,461
ProShares Ultra Dow30SM	$443,658
ProShares Ultra S&P500®	$1,791,238
ProShares Ultra Russell3000	$5,984
ProShares Ultra MidCap400	$135,102
ProShares Ultra SmallCap600	$58,033
ProShares Ultra Russell2000	$232,231
ProShares UltraPro QQQ®	$9,456
ProShares UltraPro Dow30SM	$4,178
ProShares UltraPro S&P500®	$82,010
ProShares UltraPro MidCap400	$6,526
ProShares UltraPro Russell2000	$5,220
ProShares Ultra Russell1000 Value	$20,110
ProShares Ultra Russell1000 Growth	$28,530
ProShares Ultra Russell MidCap Value	$19,907
ProShares Ultra Russell MidCap Growth	$18,992
ProShares Ultra Russell2000 Value	$21,971
ProShares Ultra Russell2000 Growth	$27,340
ProShares Ultra Basic Materials	$417,092
ProShares Ultra Nasdaq Biotechnology	$801
ProShares Ultra Consumer Goods	$28,216
ProShares Ultra Consumer Services	$15,800
ProShares Ultra Financials	$2,035,445
ProShares Ultra Health Care	$43,250
ProShares Ultra Industrials	$40,578
ProShares Ultra KBW Regional Banking	$699

Fund	Fees Paid during the Fiscal Year May 31, 2010
ProShares Ultra Oil & Gas	$492,970
ProShares Ultra Real Estate	$589,681
ProShares Ultra Semiconductors	$91,071
ProShares Ultra Technology	$148,166
ProShares Ultra Telecommunications	$12,736
ProShares Ultra Utilities	$26,582
ProShares Ultra MSCI EAFE	$9,596
ProShares Ultra MSCI Emerging Markets	$22,252
ProShares Ultra MSCI Europe	$251
ProShares Ultra MSCI Pacific ex-Japan	$236
ProShares Ultra MSCI Brazil	$258
ProShares Ultra FTSE China 25	$31,133
ProShares Ultra MSCI Japan	$9,407
ProShares Ultra Mexico Investable Market	$254
ProShares Ultra 7-10 Year Treasury	$4,521
ProShares Ultra 20+ Year Treasury	$4,933
ProShares Short QQQ®	$186,890
ProShares Short Dow30SM	$260,822
ProShares Short S&P500®	$1,549,517
ProShares Short MidCap400	$40,204
ProShares Short SmallCap600	$36,340
ProShares Short Russell2000	$168,861
ProShares UltraShort QQQ®	$970,308
ProShares UltraShort Dow30SM	$584,212
ProShares UltraShort S&P500®	$3,453,493
ProShares UltraShort Russell3000	$3,242
ProShares UltraShort MidCap400	$49,572
ProShares UltraShort SmallCap600	$24,712
ProShares UltraShort Russell2000	$475,606
ProShares UltraPro Short QQQ®	$4,044
ProShares UltraPro Short Dow30SM	$2,713
ProShares UltraPro Short S&P500®	$144,828
ProShares UltraPro Short MidCap400	$1,717
ProShares UltraPro Short Russell2000	$2,719
ProShares UltraShort Russell1000 Value	$10,636
ProShares UltraShort Russell1000 Growth	$11,380
ProShares UltraShort Russell MidCap Value	$4,233
ProShares UltraShort Russell MidCap Growth	$7,085
ProShares UltraShort Russell2000 Value	$11,797
ProShares UltraShort Russell2000 Growth	$12,717
ProShares Short Basic Materials	$1,055
ProShares Short Financials	$115,041
ProShares Short Oil & Gas	$12,707
ProShares Short Real Estate	$1,004
ProShares Short KBW Regional Banking	$1,079
ProShares UltraShort Basic Materials	$125,606
ProShares UltraShort Nasdaq Biotechnology	$976
ProShares UltraShort Consumer Goods	$20,129
ProShares UltraShort Consumer Services	$53,608
ProShares UltraShort Financials	$825,265
ProShares UltraShort Health Care	$7,041

Fund	Fees Paid during the Fiscal Year May 31, 2010
ProShares UltraShort Industrials	$23,372
ProShares UltraShort Oil & Gas	$265,699
ProShares UltraShort Real Estate	$825,624
ProShares UltraShort Semiconductors	$29,805
ProShares UltraShort Technology	$25,759
ProShares UltraShort Telecommunications	$1,810
ProShares UltraShort Utilities	$8,633
ProShares Short MSCI EAFE	$61,549
ProShares Short MSCI Emerging Markets	$215,243
ProShares Short FTSE China 25	$1,137
ProShares UltraShort MSCI EAFE	$36,008
ProShares UltraShort MSCI Emerging Markets	$208,288
ProShares UltraShort MSCI Europe	$24,354
ProShares UltraShort MSCI Pacific ex-Japan	$3,162
ProShares UltraShort MSCI Brazil	$14,284
ProShares UltraShort FTSE China 25	$340,797
ProShares UltraShort MSCI Japan	$15,137
ProShares UltraShort MSCI Mexico Investable Market	$6,845
ProShares Short 20+ Year Treasury	$204,284
ProShares UltraShort 7-10 Year Treasury	$376,701
ProShares UltraShort 20+ Year Treasury	$4,461,523
ProShares Credit Suisse 130/30	$26,752

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
ProShares Ultra QQQ®	$1,211,622
ProShares Ultra Dow30SM	$635,842
ProShares Ultra S&P500®	$2,355,875
ProShares Ultra MidCap400	$119,983
ProShares Ultra SmallCap600	$38,043
ProShares Ultra Russell2000	$240,435
ProShares Ultra Russell1000 Value	$13,555
ProShares Ultra Russell1000 Growth	$23,560
ProShares Ultra Russell MidCap Value	$7,522
ProShares Ultra Russell MidCap Growth	$12,058
ProShares Ultra Russell2000 Value	$15,139
ProShares Ultra Russell2000 Growth	$16,256
ProShares Ultra Basic Materials	$218,956
ProShares Ultra Consumer Goods	$11,389
ProShares Ultra Consumer Services	$7,217
ProShares Ultra Financials	$1,973,770
ProShares Ultra Health Care	$41,260
ProShares Ultra Industrials	$14,307
ProShares Ultra Oil & Gas	$561,757
ProShares Ultra Real Estate	$142,039
ProShares Ultra Semiconductors	$68,567
ProShares Ultra Technology	$88,940
ProShares Ultra Telecommunications	$9,015
ProShares Ultra Utilities	$23,287
ProShares Short QQQ®	$92,335
ProShares Short Dow30 SM	$206,447

Fund	Fees Paid during the Fiscal Year Ended May 31, 2009
ProShares Short S&P500®	$545,173
ProShares Short MidCap400	$35,913
ProShares Short SmallCap600	$19,661
ProShares Short Russell2000	$70,224
ProShares UltraShort QQQ®	$1,062,248
ProShares UltraShort Dow30SM	$559,979
ProShares UltraShort S&P500®	$2,786,182
ProShares UltraShort MidCap400	$114,589
ProShares UltraShort SmallCap600	$49,949
ProShares UltraShort Russell2000	$741,304
ProShares UltraShort Russell1000 Value	$20,724
ProShares UltraShort Russell1000 Growth	$24,525
ProShares UltraShort Russell MidCap Value	$8,135
ProShares UltraShort Russell MidCap Growth	$13,094
ProShares UltraShort Russell2000 Value	$20,483
ProShares UltraShort Russell2000 Growth	$25,884
ProShares Short Financials	$50,586
ProShares Short Oil & Gas	$8,222
ProShares UltraShort Basic Materials	$188,822
ProShares UltraShort Consumer Goods	$42,216
ProShares UltraShort Consumer Services	$143,699
ProShares UltraShort Financials	$1,657,180
ProShares UltraShort Health Care	$12,785
ProShares UltraShort Industrials	$76,130
ProShares UltraShort Oil & Gas	$881,184
ProShares UltraShort Real Estate	$1,148,414
ProShares UltraShort Semiconductors	$34,404
ProShares UltraShort Technology	$55,646
ProShares UltraShort Telecommunications	$6,406
ProShares UltraShort Utilities	$18,829
ProShares Short MSCI EAFE	$50,601
ProShares Short MSCI Emerging Markets	$46,225
ProShares UltraShort MSCI EAFE	$117,456
ProShares UltraShort MSCI Emerging Markets	$399,413
ProShares UltraShort FTSE China 25	$341,326
ProShares UltraShort MSCI Japan	$20,751
ProShares UltraShort 7-10 Year Treasury	$200,772
ProShares UltraShort 20+ Year Treasury	$1,562,936

Fund	Fees Paid during the Fiscal Year Ended May 31, 2008
ProShares Ultra QQQ®	$730,488
ProShares Ultra Dow30SM	$245,820
ProShares Ultra S&P500®	$620,393
ProShares Ultra MidCap400	$91,937
ProShares Ultra SmallCap600	$12,830
ProShares Ultra Russell2000	$77,987
ProShares Ultra Russell1000 Value	$9,067
ProShares Ultra Russell1000 Growth	$21,385
ProShares Ultra Russell MidCap Value	$7,381
ProShares Ultra Russell MidCap Growth	$13,138
ProShares Ultra Russell2000 Value	$8,656
ProShares Ultra Russell2000 Growth	$10,040
ProShares Ultra Basic Materials	$22,062
ProShares Ultra Consumer Goods	$8,151
ProShares Ultra Consumer Services	$4,233
ProShares Ultra Financials	$305,755
ProShares Ultra Health Care	$13,238
ProShares Ultra Industrials	$9,233
ProShares Ultra Oil & Gas	$64,497
ProShares Ultra Real Estate	$26,149
ProShares Ultra Semiconductors	$36,057
ProShares Ultra Technology	$55,645
ProShares Ultra Telecommunications	$2,125
ProShares Ultra Utilities	$14,302
ProShares Short QQQ®	$83,425
ProShares Short Dow30SM	$135,955
ProShares Short S&P500®	$257,032
ProShares Short MidCap400	$62,295
ProShares Short SmallCap600	$12,269
ProShares Short Russell2000	$59,483
ProShares UltraShort QQQ®	$1,561,630
ProShares UltraShort Dow30SM	$510,618
ProShares UltraShort S&P500®	$1,880,315
ProShares UltraShort MidCap400	$197,922
ProShares UltraShort SmallCap600	$58,358
ProShares UltraShort Russell2000	$666,977
ProShares UltraShort Russell1000 Value	$7,007
ProShares UltraShort Russell1000 Growth	$13,734
ProShares UltraShort Russell MidCap Value	$6,128

Fund	Fees Paid during the Fiscal Year Ended May 31, 2008
ProShares UltraShort Russell MidCap Growth	$6,823
ProShares UltraShort Russell2000 Value	$31,482
ProShares UltraShort Russell2000 Growth	$31,389
ProShares UltraShort Basic Materials	$82,158
ProShares UltraShort Consumer Goods	$17,926
ProShares UltraShort Consumer Services	$39,627
ProShares UltraShort Financials	$1,122,782
ProShares UltraShort Health Care	$10,674
ProShares UltraShort Industrials	$18,742
ProShares UltraShort Oil & Gas	$436,251
ProShares UltraShort Real Estate	$560,388
ProShares UltraShort Semiconductors	$14,191
ProShares UltraShort Technology	$26,665
ProShares UltraShort Telecommunications	$1,731
ProShares UltraShort Utilities	$16,939
ProShares Short MSCI EAFE	$9,379
ProShares Short MSCI Emerging Markets	$18,684
ProShares UltraShort MSCI EAFE	$40,296
ProShares UltraShort MSCI Emerging Markets	$130,917
ProShares UltraShort FTSE China 25	$297,954
ProShares UltraShort MSCI Japan	$10,633
ProShares UltraShort 7-10 Year Treasury	$1,514
ProShares UltraShort 20+ Year Treasury	$2,821

Custodian

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. JPMorgan Chase Bank is located at 4 MetroTech Center, Brooklyn, NY 11245.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) serves as independent registered public accounting firm to the Fund. PwC provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. PwC’s address is 41 South High Street, Suite 2500, Columbus, OH 43215.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, MA 02110, serves as counsel to the Funds.

Distributor

SEI Investments Distribution Co. serves as the distributor and principal underwriter in all fifty states and the District of Columbia. Its address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has no role in determining the investment policies of the Trust or any of the Funds, or which securities are to be purchased or sold by the Trust or any of the Funds. For the fiscal years ended May 31, 2008, May 31, 2009 and May 31, 2010, ProShare Advisors paid $349,409, $533,379 and $1,358,368, respectively to the Distributor as compensation for services.

Principal Financial Officer/Treasurer Services

The Trust has entered into an agreement with Foreside Management Services, LLC (“Foreside”), pursuant to which Foreside provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer and Treasurer. Neither Foreside nor the Treasurer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund. The Trust pays Foreside an annual flat fee of $100,000 per year and an additional annual flat fee of $3,500 per Fund, and will reimburse Foreside for certain out-of-pocket expenses incurred by Foreside in providing services to the Trust. Foreside is located at Three Canal Plaza, Suite 100, Portland, ME 04101. For the fiscal years ended May 31, 2008, May 31, 2009 and May 31, 2010, the Trust paid $299,026, $353,560 and $378,951, respectively, to Foreside for services pursuant to its agreement.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has approved a Distribution and Service Plan under which each Fund may pay financial intermediaries such as broker-dealers and investment advisors (“Authorized Firms”) up to 0.25%, on an annualized basis, of average daily net assets of the Fund as reimbursement or compensation for distribution-related activities with respect to the Shares of the Fund and shareholder services. Under the Distribution and Service Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Shares on behalf of their clients. There are currently no plans to impose distribution fees.

The Distribution and Service Plan and Distribution and Service Agreements will remain in effect for a period of one year and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees. All material amendments of the Distribution and Service Plan must also be approved by the Board. The Distribution and Service Plan may be terminated at any time by a majority of the Board or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding Shares, as defined under the 1940 Act, of the affected Fund on not less than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Board has determined that, in its judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the Funds and holders of Shares of the Funds. In the Board’s quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, the Trustees will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by ProShare Advisors or the Administrator. Fund expenses include: the investment advisory fee; management services fee; administrative fees, index receipt agent fees, principal financial officer/treasurer services fees; compliance service fees, anti-money laundering administration fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; licensing fees; listing fees; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on May 29, 2002, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board of Trustees may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable. The Trust Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Trust Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series or class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Declaration of Trust confers upon the Board of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the Officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any Funds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances where the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the Funds, pursuant to which the Board of Trustees has delegated responsibility for voting such proxies to the Advisor subject to the Board of Trustees’ continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight and Brokerage Allocation Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services. (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is a subsidiary of MSCI, Inc., an independent company that specializes in, among other things, providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors—considering factors such as director qualifications, term of office and age limits.

•	Proxy Contests—considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors—considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses—considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses—considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

•	Miscellaneous Governance Issues—considering factors such as confidential voting and equal access.

•	Capital Structure—considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation—considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation—considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring—considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting—considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues—considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between Fund shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board of Trustees the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 1-866-PRO-5125, (2) on the Trust’s website, and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units.

For each Fund, except Ultra Russell3000, Ultra Nasdaq Biotechnology, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra FTSE China 25, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, UltraPro QQQ, UltraPro Dow30, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, Short Basic Materials, Short Real Estate, Short KBW Regional Banking, Short FTSE China 25, Short 20+ Year Treasury, UltraShort Russell3000, UltraShort Nasdaq Biotechnology, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market, UltraPro Short QQQ, UltraPro Short Dow30, UltraPro Short S&P500, UltraPro Short MidCap400, UltraPro Short Russell2000 and Credit Suisse 130/30, a Creation Unit is comprised of 75,000 Shares.

For Ultra Russell3000, Ultra Nasdaq Biotechnology, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra FTSE China 25, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, UltraPro QQQ, UltraPro Dow30, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, Short Basic Materials, Short Real Estate, Short KBW Regional Banking, Short FTSE China 25, Short 20+ Year Treasury, UltraShort Russell3000, UltraShort Nasdaq Biotechnology, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market, UltraPro Short QQQ, UltraPro Short Dow30, UltraPro Short S&P500, UltraPro Short MidCap400, UltraPro Short Russell2000, Credit Suisse 130/30, RAFI® Long/Short, Ultra TIPS and UltraShort TIPS, a Creation Unit is comprised of 50,000 Shares.

The value of such Creation Unit for each Fund except Ultra Russell3000, Ultra Nasdaq Biotechnology, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil, Ultra FTSE China 25, Ultra MSCI Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, UltraPro QQQ, UltraPro Dow30, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, UltraPro Short QQQ, UltraPro Short Dow30, Short Basic Materials, Short Real Estate, Short KBW Regional Banking, Short FTSE China 25, Short 20+ Year Treasury, UltraShort Russell3000, UltraShort Nasdaq Biotechnology, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, UltraShort MSCI Brazil, UltraShort MSCI Mexico Investable Market, UltraPro Short S&P500, UltraPro Short MidCap400, UltraPro Short Russell2000 and Credit Suisse 130/30 as of each such Fund’s inception was $5,250,000.

The value of such Creation Unit for UltraPro QQQ, UltraPro Dow30, UltraPro S&P500, UltraPro MidCap400, UltraPro Russell2000, UltraPro Short QQQ, UltraPro Short Dow30, UltraPro Short S&P 500, UltraPro Short MidCap400, UltraPro Short Russell2000 and RAFI® Long/Short as of each such Fund’s inception was $4,000,000.

The value of such Creation Unit for Ultra 7-10 Year Treasury and Ultra 20+ Year Treasury as of each such Fund’s inception was $3,500,000.

The value of such Creation Unit for Ultra Nasdaq Biotechnology, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Emerging Markets, Ultra FTSE China 25, Ultra MSCI Japan, Short KBW Regional Banking, UltraShort Nasdaq Biotechnology, UltraShort MSCI Brazil and UltraShort MSCI Mexico Investable Market as of each such Fund’s inception was $3,000,000.

The value of such Creation Unit for Short Basic Materials, Short Real Estate, Short FTSE China 25 and Short 20+ Year Treasury as of each such Fund’s inception was $2,500,000.

The value of such Creation Unit for Ultra Russell3000, UltraShort Russell3000, UltraShort MSCI Europe, UltraShort MSCI Pacific ex-Japan, Ultra TIPS, UltraShort TIPS and Credit Suisse 130/30 as of each such Fund’s inception was $2,000,000.

The value of such Creation Unit for Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Brazil and Ultra MSCI Mexico Investable Market as of each such Fund’s inception was $1,500,000.

The Board of Trustees of the Trust reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board. See “Purchase and Issuance of Creation Units” and “Redemption of Creation Units” below.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business.

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Portfolio Deposit (Alpha ProShares and Ultra ProShares only)

The consideration for purchase of a Creation Unit of Shares of an Ultra ProShares or Alpha ProShares generally consists of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) constituting a representation of the Underlying Index for the Ultra ProShares or Alpha ProShares, the Balancing Amount, and the appropriate transaction fee (collectively, the “Portfolio Deposit”). The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Units being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

The Index Receipt Agent makes available through the NSCC on each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Ultra ProShares or Alpha ProShares. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Ultra ProShares or Alpha ProShares until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by ProShare Advisors with a view to the investment objective of the Ultra ProShares or Alpha ProShares. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to ProShare Advisors on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Ultra ProShares or Alpha ProShares, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Ultra ProShares or Alpha ProShares, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). An

additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. The Participation Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Cash Purchase Amount (Short ProShares only)

Creation Units of the Short ProShares will be sold only for cash (“Cash Purchase Amount”). Creation Units are sold at their NAV plus a transaction fee, as described below. A purchase order for Short Fixed-Income ProShares must be received by the Distributor by 2:30 p.m. Eastern time in order to receive that day’s Closing NAV per Share. For all other Short ProShares, a purchase order must be received by the Distributor prior to 4:00 p.m Eastern time if transmitted by mail or by 3:30 p.m Eastern time if transmitted .by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share.

Purchases through the Clearing Process (Alpha ProShares and Ultra ProShares only)

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Funds’ transfer agent (the “Transfer Agent”) to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Balancing Amount to the Trust, together with the Transaction Fee and such additional information as may be required by the Distributor. A purchase order for Ultra Fixed-Income ProShares must be received by the Distributor by 2:30 p.m. Eastern time in order to receive that day’s Closing NAV per Share. For all other Alpha and Ultra ProShares, a purchase order must be received by the Distributor at 4:00 p.m. Eastern time if transmitted by mail or by 3:30 p.m. Eastern time, if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Closing NAV per Share.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. All purchases of the Short ProShares will be settled outside the Clearing Process. Purchases (and redemptions) of Creation Units of the Alpha ProShares and Ultra ProShares settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Balancing Amount (for the Alpha ProShares and Ultra ProShares), or of the Cash Purchase Amount (for the Short ProShares) together with the applicable Transaction Fee.

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) for the Alpha ProShares and Ultra ProShares only, the Deposit Securities delivered are not as specified by ProShare Advisors and ProShare Advisors has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c) for the Alpha ProShares and Ultra ProShares only, acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or ProShare Advisors, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an in-kind deposit, exceeds a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant cut-off time for the Fund on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and ProShare Advisors make it impractical to process purchase orders. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities (Alpha ProShares and Ultra ProShares only)

With respect to each Ultra ProShares and Alpha ProShares, ProShare Advisors makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Fund Securities, as announced by ProShare Advisors through the NSCC on any Business Day, plus the Balancing Amount. The redemption transaction fee described below is deducted from such redemption proceeds.

Cash Redemption Amount (Short ProShares only)

The redemption proceeds for a Creation Unit of a Short ProShares will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

Placement of Redemption Orders Using Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order on Ultra Fixed-Income and Short Fixed-Income ProShares must be received by the Distributor by 2:30 p.m. Eastern time in order to receive that day’s closing NAV per Share. For all other ProShares, a redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:30 p.m. Eastern time, if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Fund Securities and the Balancing Amount (for the Alpha ProShares and Ultra ProShares) or the Cash Redemption Amount (for the Short ProShares) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. A redemption order for Ultra Fixed Income Funds must be received by the Distributor by 2:30 p.m. Eastern time in order to receive that day’s closing NAV per Share. For all other Alpha and Ultra ProShares, a redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:30 p.m. Eastern time, if transmitted by telephone, facsimile or other electronic means permitted under the Authorized Participant Agreement in order to receive that day’s closing NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”). All other procedures set forth in the Authorized Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities (for the Alpha ProShares and Ultra ProShares), which are expected to be delivered within three Business Days and the Cash Redemption Amount (for all Funds) by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

Redemptions in Cash

For Alpha ProShares and Ultra ProShares, if it is not possible to effect deliveries of the Fund Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Alpha ProShares and Ultra ProShares may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

For Short ProShares, all redemptions will be in cash.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Transaction Fees

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units of Alpha ProShares and Ultra ProShares for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors will also bear the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Determination of NAV

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund, except the Ultra Fixed-Income ProShares and Short Fixed-Income ProShares, is determined as of the close of the regular trading session of the Exchange (ordinarily 4:00 p.m. Eastern time) on each day that the Exchange is open. The NAV of each of the Ultra Fixed-Income ProShares and Short Fixed-Income ProShares is determined at 3:00 p.m. (Eastern time) each business day when the bond markets are open for trading.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust has been granted an exemption by the SEC from this prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under 1933 Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things:

(a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”);

(b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year (or by the end of the 30-day period following the close of such quarter), (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the fund controls and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% of gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d) and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirements described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Each of the Funds expects to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain (that is, the excess of its net long-term capital gains over its net short-term capital losses). Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a RIC, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss, or any foreign currency loss after October 31 as if it had been incurred in the succeeding year.

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures, Forward Contracts and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts may be ordinary in character (see “Foreign Currency Transactions” below). Also, section 1256 contracts held by a Fund at the end of each taxable year (and for purposes of the 4% excise tax, on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, forward contracts and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, forward contracts, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future IRS guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a Fund-level tax.

Constructive Sales

Under certain circumstances, a Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “mark-to-market.”

Original Issue Discount; Market Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Generally, the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If a Fund purchases a debt security on a secondary market at a price lower than its stated redemption price, the excess of the stated redemption price over the purchase price is “market discount.” Generally, any gain realized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on the debt security. Market discount generally accrues in equal daily installments.

Foreign Investments and Taxes

Investment income and gains received by a Fund from foreign investments may be subject to foreign withholding and other taxes, which could decrease the Fund’s return on those investments. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. To allow shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund, a Fund that is permitted to do so may elect to “pass through” to its investors the amount of foreign income taxes paid by the Fund.

Foreign Currency Transactions

Gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary income or loss. In certain circumstances, a Fund may elect to treat foreign currency gain or loss attributable to a forward contract, a futures contract or an option as capital gain or loss. Furthermore, foreign currency gain or loss arising from certain types of section 1256 contracts is treated as capital gain or loss, although a Fund may elect to treat foreign currency gain or loss from such contracts as ordinary in character. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available (and required) to be distributed to its shareholders as ordinary income. If a Fund’s section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as ordinary dividends, thereby reducing each shareholder’s basis in his or her Fund Shares.

Passive Foreign Investment Companies

The Funds may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as “excess distributions.” Excess distributions are taxable as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains. If a Fund receives an excess distribution with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion of an excess distribution that is allocated to prior taxable years without the ability to reduce such tax by making distributions to Fund shareholders, and an interest factor will be added to the tax as if the tax had been payable in such prior taxable years.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Another election would involve marking to market a Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible by the Fund as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Making either of these two elections may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return.

Mortgage Pooling Vehicles

The Funds may invest directly or indirectly in residual interests in real estate mortgage conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains—that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforward. The following Funds had tax basis net capital loss carryforwards as of May 31, 2010. Because the New Funds have not yet commenced operations as of the date of this SAI, no information regarding the New Funds’ tax basis net capital loss carryforwards is included in this SAI.

Fund	Capital Loss Carryforwards Expiring October 31, 2015	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017
Ultra QQQ®	—	$486,318,809	$554,796,536
Ultra Dow30SM	—	$144,849,851	$315,287,533
Ultra S&P500®	—	$426,691,121	$1,102,516,015
Ultra MidCap400	—	$28,950,982	$47,692,510
Ultra SmallCap600	—	$8,953,485	$16,933,113
Ultra Russell2000	—	$53,864,655	$160,258,851
Ultra Russell1000 Value	$127,857	$6,918,809	$7,339,071
Ultra Russell1000 Growth	—	$6,711,839	$11,085,417
Ultra Russell MidCap Value	$486,701	$5,395,527	$491,332
Ultra Russell MidCap Growth	—	$9,573,840	$2,712,148
Ultra Russell2000 Value	$984,619	$6,550,023	$3,662,332

Fund	Capital Loss Carryforwards Expiring October 31, 2015	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017
Ultra Russell2000 Growth	—	$7,686,097	$6,605,976
Ultra Basic Materials	—	$17,760,649	$44,190,194
Ultra Consumer Goods	—	$1,220,447	$2,177,342
Ultra Consumer Services	$291,486	$2,516,711	$433,937
Ultra Financials	$317,962	$1,428,121,115	$1,407,093,164
Ultra Health Care	—	$6,472,000	$15,511,426
Ultra Industrials	—	$2,472,308	$1,688,995
Ultra Oil & Gas	—	$57,286,043	$105,492,456
Ultra Real Estate	—	$35,610,371	—
Ultra Semiconductors	—	$30,451,211	$23,313,126
Ultra Technology	—	$18,009,787	$30,116,931
Ultra Telecommunications	—	$2,651,560	$1,165,787
Ultra Utilities	—	$3,780,785	$13,314,494
Ultra MSCI EAFE	—	—	$43,571
Ultra MSCI Emerging Markets	—	—	$11,592
Ultra FTSE China 25	—	—	$465,248
Ultra MSCI Japan	—	—	$9,848
Short QQQ®	—	—	$46,413,351
Short Dow30SM	—	—	$27,666,267
Short S&P500®	—	—	$275,479,255
Short MidCap400	—	—	$14,091,075
Short SmallCap600	—	—	$10,910,309
Short Russell2000	—	—	$30,602,995
UltraShort QQQ®	—	—	$344,027,075
UltraShort Dow30SM	—	—	$211,568,661
UltraShort S&P500®	—	—	$954,224,900
UltraShort Russell3000	—	—	$578,178
UltraShort MidCap400	—	—	$62,058,079
UltraShort SmallCap600	—	—	$10,418,599
UltraShort Russell2000	—	—	$197,617,837
UltraPro Short S&P500®	—	—	$21,450,893
UltraShort Russell1000 Value	—	—	$15,201,628
UltraShort Russell1000 Growth	—	—	$18,361,737
UltraShort Russell MidCap Value	—	—	$4,103,949
UltraShort Russell MidCap Growth	—	—	$11,156,011
UltraShort Russell2000 Value	—	—	$14,216,121
UltraShort Russell2000 Growth	—	—	$13,016,043
Short Financials	—	—	$55,095,891
Short Oil & Gas	—	—	$1,584,332
UltraShort Basic Materials	—	—	$99,100,007
UltraShort Consumer Goods	—	—	$680,668
UltraShort Consumer Services	—	—	$37,806,587
UltraShort Financials	—	—	$939,341,490
UltraShort Health Care	—	—	$10,002,522
UltraShort Industrials	—	—	$17,718,515
UltraShort Oil & Gas	—	—	$72,588,775
UltraShort Real Estate	—	—	$2,597,807,224
UltraShort Semiconductors	—	—	$28,767,489
UltraShort Technology	—	—	$38,866,512

Fund	Capital Loss Carryforwards Expiring October 31, 2015	Capital Loss Carryforwards Expiring October 31, 2016	Capital Loss Carryforwards Expiring October 31, 2017
UltraShort Telecommunications	—	—	$5,408,371
UltraShort Utilities	—	—	$7,484,152
Short MSCI EAFE	—	—	$32,745,434
Short MSCI Emerging Markets	—	—	$40,438,104
UltraShort MSCI EAFE	—	—	$67,426,453
UltraShort MSCI Emerging Markets	—	—	$520,833,289
UltraShort MSCI Europe	—	—	$3,795,429
UltraShort MSCI Pacific ex-Japan	—	—	$1,002,480
UltraShort MSCI Brazil	—	—	$3,763,284
UltraShort FTSE China 25	—	—	$464,521,831
UltraShort MSCI Japan	—	—	$3,844,289
UltraShort MSCI Mexico Investable Market	—	—	$6,041,732
Short 20+ Year Treasury	—	—	$228,972
UltraShort 7-10 Year Treasury	—	$5,030,158	$249,611

Long-term capital gain rates applicable to non-corporate shareholders have been temporarily reduced, in general to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2011. It is currently unclear whether these long-term capital gain rates will be extended to taxable years beginning on or after January 1, 2011.

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan. Please consult a tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. It is currently unclear whether the special tax treatment of qualified dividend income will be extended to taxable years beginning on or after January 1, 2011.

Disposition of Shares

Upon a sale, exchange or other disposition of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a sale, exchange or other disposition will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28% for amounts paid through December 31, 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of the Funds beginning before January 1, 2010, however, the Funds were not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). It is currently unclear whether Congress will extend the exemption from withholding for interest-related dividends and short-term capital gain dividends for dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). Even if the exemptions are extended, each Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends to the full extent permitted by the Code. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts. Moreover, absent legislation extending these exemptions for taxable years beginning on or after January 1, 2010, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and such dividends generally will be subject to withholding as described above.

If a beneficial owner of Fund Shares who or which is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital gain Dividend and certain other conditions are met; or (iii) the Fund shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gains Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules described below.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Special rules may apply to distributions to foreign persons from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Additionally, special rules may apply to the sale of Shares in any Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”)—defined very generally in turn as any interest in U.S. real property or any equity interest in a USRPHC—the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets combined. A fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. Foreign persons should consult their tax advisors concerning the potential implications of these rules.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exclusions from USRPI treatment described above, any distributions from the Fund (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. On and after January 1, 2010, the “look-through” USRPI treatment for distributions by the Fund described in (b) above applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT. It is currently unclear whether Congress will enact legislation extending the “look-through” to distributions received by the Fund from a lower-tier RIC or what the terms of such legislation would be. If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interests in the Fund did not exceed 5% at any time during the prior year), the USRPI distributions generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of such Funds also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2009, such withholding was generally not required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in RICs that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend the exemption from withholding for redemptions made on or after January 1, 2010 and what the terms of such an extension would be.

Certain Additional Reporting and Withholding Requirements

The Hiring Incentives to Restore Employment (“HIRE”) Act, enacted in March 2010, generally imposes a new reporting and 30% withholding tax regime with respect to certain U.S.-source income, including dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S. source interest or dividends (“withholdable payments”). Very generally, the new rules require the reporting to the IRS of the direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons, with the 30% withholding tax regime applying to withholdable payments after December 31, 2012 if there is a failure, including by a U.S. person, to provide this required information. Subject to future IRS guidance, a Fund may require additional tax-related certifications, representations or information from shareholders in order to comply with the provisions of the HIRE Act.

Very generally, once these new rules are effective and subject to future guidance, any distribution by a Fund to a shareholder, including a distribution in redemption of shares and a distribution of income or gains exempt from U.S. federal income tax or, in the case of distributions to a non-U.S. shareholder, exempt from withholding under the regular withholding rules described earlier (e.g., Capital Gain Dividends and, in the event that they are extended as described above, the withholding tax exemptions for interest-related dividends and short-term capital gain dividends), will be a withholdable payment subject to the new 30% withholding requirements, unless a shareholder provides information, certifications, representations or waivers of foreign law, as the Fund requires, to comply with the new rules. In the case of certain foreign shareholders, it is possible that this information will include information regarding direct and indirect U.S. owners of such foreign shareholders. U.S. shareholders generally will not be subject to this 30% withholding requirement so long as they provide the Fund with certification of their U.S. status, as the Fund requires, to comply with the new rules. The failure of a shareholder to provide such information may result in other adverse consequences to the shareholder. A foreign shareholder that is treated as a “foreign financial institution” generally will be subject to withholding unless it enters into an agreement with the IRS.

In general, any U.S. or foreign person investing in a Fund through an intermediary that is treated as a “foreign financial institution” will have withholdable payments made to them that are attributable to their Fund distributions reduced by the 30% withholding rate if the person fails to provide the intermediary, or the intermediary fails to provide the Fund, with the certifications, waivers or other information that the intermediary or Fund, as applicable, needs to comply with these new rules. U.S. and foreign persons investing in a Fund through foreign intermediaries should contact their intermediaries regarding the application of these rules to their accounts and their investment in the Fund.

No guidance on these new HIRE Act requirements has yet been issued. The scope of these requirements remains unclear and potentially subject to material changes resulting from any future guidance. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Reporting Requirements Regarding Foreign Bank and Financial Accounts and Foreign Financial Assets

If a shareholder owns directly or indirectly more than 50% by vote or value of a Fund, it should consult its tax advisor regarding its filing obligations with respect to IRS Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts.

The HIRE Act creates new foreign asset reporting requirements for certain persons. Effective for taxable years beginning after March 18, 2010 and subject to specified exceptions, individuals (and, to the extent provided in forthcoming future U.S. Treasury regulations, certain domestic entities) must report annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear whether and under what circumstances shareholders would be required to report their indirect interests in a Fund’s “specified foreign financial assets” (if any).

Shareholders could be subject to substantial penalties for failure to comply with these reporting requirements. Shareholders should consult their tax advisors to determine the applicability of these reporting requirements in light of their individual circumstances.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. In some circumstances, a redemption of Creation Units may be treated as resulting in a distribution to which section 301 of the Code applies, potentially causing amounts received by the shareholder in the redemption to be treated as dividend income rather than as a payment in exchange for Creation Units. The rules for determining when a redemption will be treated as giving rise to a distribution under section 301 of the Code and the tax consequences of Code section 301 distributions are complex. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

Regular International Holidays

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent a Fund from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practice, could affect the information set forth herein at some time in the future.

The dates in calendar years 2011 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2011

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 3	January 6	April 24	March 7	April 22
April 22	January 26	April 25	April 25	March 8	April 23
April 24	April 22	May 1	May 1	April 21	April 24
May 1	April 25	June 2	June 2	April 22	May 1
May 25	June 13	June 13	June 13	May 1	May 21
June 20	August 1	June 23	July 21	June 23	June 27
July 9	October 3	August 15	August 15	September 7	July 16
August 15	December 26	October 26	November 1	October 12	August 15
October 10	December 27	November 1	November 11	November 2	September 18
December 8		December 8	December 25	November 15	September 19
December 25		December 25		December 25	October 10
		December 26			October 31
November 1
December 8
December 25

China	Colombia	Czech Republic	Egypt	Finland	France
January 1	January 1	January 1	January 1	January 1	January 1
January 2	January 10	April 25	January 7	January 6	April 22
January 3	March 21	May 1	January 25	April 22	April 25
February 2	April 21	May 8	February 15	April 24	May 1
February 3	April 22	July 5	February 26	April 25	May 8
February 4	May 1	July 6	April 4	May 1	June 2
February 5	June 6	September 28	April 5	June 2	June 13
February 6	June 27	October 28	April 24	June 12	July 14
February 7	July 4	November 17	April 25	June 25	August 15
February 8	July 20	December 24	May 1	November 5	November 1
April 3	August 7	December 25	June 28	December 6	November 11
April 4	August 15	December 26	July 1	December 25	December 25
April 5	October 17		July 23	December 26	December 26
May 1	November 7		August 31
May 2	November 14		September 1
May 3	December 8		September 2
June 4	December 25		September 9
June 5			September 10
June 6			September 11
September 10			September 12
September 11			October 1
September 12			October 6
October 1			November 6
October 2			November 7
October 3			November 8
October 4			November 9
October 5			November 15
October 6			November 16
October 7			November 17
November 18
November 19
November 27
December 7

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 6	February 2	January 1	January 1	January 1
April 22	March 7	February 3	March 14	January 26	February 3
April 25	March 25	February 4	March 15	February 14	February 16
May 1	April 22	April 5	March 28	February 15	April 22
June 2	April 25	April 22	May 1	April 22	May 17
June 13	June 13	April 25	May 16	April 25	June 2
June 23	August 15	May 2	August 20	May 17	June 28
October 3	December 26	May 10	October 23	August 15	August 17
November 1		June 6	October 31	August 22	August 31
December 25		July 1	November 1	August 30	November 7
December 26		September 13	December 25	September 12	November 26

		October 5	December 26	September 28	December 25
		December 26		October 2
		December 27		October 26
November 6
November 10
November 26
December 25
December 26

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	March 20	January 1	January 1	January 1	January 1
March 17	April 18	January 6	January 2	January 20	February 7
April 22	April 19	March 28	January 3	February 1	March 21
April 25	April 24	April 22	January 10	February 3	April 21
May 2	April 25	April 24	February 11	February 4	April 22
June 6	May 8	April 25	March 21	February 15	May 1
August 1	May 9	May 1	April 29	May 1	May 5
October 31	June 7	July 15	May 3	May 2	September 16
December 25	June 8	November 1	May 4	May 17	November 2
December 26	August 9	December 8	May 5	June 4	November 21
	September 28	December 24	July 18	August 30	December 12
	September 29	December 25	September 19	August 31	December 25
	September 30	December 26	September 23	September 1
	October 7	December 31	October 10	September 16
	October 8		November 3	October 26
	October 12		November 23	November 6
	October 13		December 23	November 7
	October 20		December 31	November 27
	December 20			November 28
	December 21			December 25
December 26

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 3	January 1	January 1	January 1	January 1
April 22	January 4	April 21	April 9	March 8	January 2
April 25	January 24	April 22	April 21	April 22	January 3
April 30	January 31	May 1	April 22	April 25	January 4
June 2	April 22	June 29	May 1	May 1	January 5
June 13	April 25	July 28	May 3	June 10	January 7
December 25	June 6	July 29	June 12	June 23	February 23
December 26	October 24	August 30	August 26	August 15	March 8
	December 26	October 8	November 30	October 5	May 1
	December 27	November 1	December 25	November 1	May 9
		December 8	December 30	December 1	June 12
		December 25	December 31	December 8	November 4
December 25

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 1
February 3	March 21	February 2	January 6	January 6	March 27
February 4	April 22	February 3	March 19	April 22	April 22
April 22	April 25	February 4	April 22	April 25	April 25
May 1	April 27	March 1	April 25	June 2	June 2
May 2	May 2	May 1	May 1	June 6	June 13
May 17	June 16	May 5	August 15	June 25	August 1

August 9	August 9	May 10	October 12	December 24	October 30
August 30	September 24	June 6	November 1	December 25	December 25
October 26	December 16	August 15	December 6	December 26	December 26
November 6	December 25	September 11	December 8	December 31
December 25	December 26	September 12	December 25
December 26		September 13	December 26
October 3
December 25

Taiwan	Thailand	Turkey	United Kingdom
January 1	January 3	January 1	January 3
February 2	February 18	April 23	April 22
February 3	April 6	May 1	April 25
February 4	April 13	May 19	May 2
February 5	April 14	August 29	May 30
February 28	April 15	August 30	August 29
April 5	May 2	August 31	December 26
May 1	May 5	September 1	December 27
June 6	May 17	October 28
September 12	July 1	October 29
October 10	July 15	November 6
	August 12	November 7
	October 24	November 8
	December 5	November 9
December 12

Redemptions

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Funds. In the calendar year 2011*, the dates of regular holidays# affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

2011*

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period
China	Jan. 28, 2011	Feb. 9, 2011	12
	Jan. 31, 2011	Feb. 10, 2011	10
	Feb. 1, 2011	Feb. 11, 2011	10
	Feb. 2, 2011	Feb. 11, 2011	9
	Feb. 3, 2011	Feb. 11, 2011	8
	Sept. 28, 2011	Oct. 10, 2011	12
	Sept. 29, 2011	Oct. 11, 2011	12
	Sept. 30, 2011	Oct. 12, 2011	12
	Oct. 3, 2011	Oct. 12, 2011	9
	Oct. 4, 2011	Oct. 12, 2011	8

Egypt	Nov. 4, 2011	Nov. 14, 2011	10
	Nov. 14, 2011	Nov. 23, 2011	9
	Nov. 15, 2011	Nov. 23, 2011	8

Hong Kong	Jan. 28, 2011	Feb. 7, 2011	10
	Jan. 31, 2011	Feb. 8, 2011	8
	Feb. 1, 2011	Feb. 9, 2011	8

Israel	Sept. 23, 2011	Oct. 3, 2011	10
	Sept. 26, 2011	Oct. 3, 2011	7
	Sept. 27, 2011	Oct. 5, 2011	8

Japan	Apr. 28, 2011	May 6, 2011	8
	Apr. 29, 2011	May 9, 2011	10
	May 2, 2011	May 10, 2011	8

Malaysia	Aug. 26, 2011	Sept. 5, 2011	9
	Aug. 29, 2011	Sept. 6, 2011	8

Russia	Jan. 3, 2011	Jan. 11, 2011	8

South Korea	Jan. 28, 2011	Feb. 7, 2011	10
	Jan. 31, 2011	Feb. 8, 2011	8
	Feb. 1, 2011	Feb. 9, 2011	8

Taiwan	Jan. 28, 2011	Feb. 7, 2011	10
	Jan. 31, 2011	Feb. 8, 2011	8
	Feb. 1, 2011	Feb. 9, 2011	8

Thailand	Apr. 8, 2011	Apr. 18, 2011	10
	Apr. 11, 2011	Apr. 19, 2011	8
	Apr. 12, 2011	Apr. 20, 2011	8

Turkey	Aug. 25, 2011	Sept. 5, 2011	11
	Aug. 26, 2011	Sept. 6, 2011	11
	Aug. 29, 2011	Sept. 6, 2011	8
	Nov. 3, 2011	Nov. 11, 2011	8
	Nov. 4, 2011	Nov. 14, 2011	10

*	Settlement dates in the table above have been confirmed as of September 27, 2010
#	Holidays are subject to change without further notice.

Index Provider Disclaimers

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500® Index, S&P SmallCap 600™ Index and S&P MidCap 400™ Index (together, “S&P Indexes”) to track general stock market performance. S&P’s only relationship to the Funds (“Licensee”) is the licensing of certain trademarks and S&P trade names. S&P has no obligation to take the needs of the Licensee or owners of Shares of the Funds into consideration in determining, composing or calculating the S&P Indexes. S&P is not responsible for and has not participated in the determination or calculation of the equation by which the Shares of Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell 3000® Russell 2000®, Russell 1000® and Russell Midcap® (the “Russell Indexes”) are trademarks of the Russell Investment Group and/or its affiliates (“Russell”).

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” is a service mark of Dow Jones & Company, Inc. Dow Jones does not:

•	Sponsor, endorse, sell or promote the Funds;

•	Recommend that any person invest in the Funds or any other securities;

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Funds;

•	Have any responsibility or liability for the administration, management or marketing of the Funds; or

•	Consider the needs of the Funds or the owners of the Funds in determining, composing or calculating Dow Jones indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Funds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the Funds, the owner of the Funds or any other person in connection with the use of Dow Jones indexes and the data included in Dow Jones indexes;

•	The accuracy or completeness of Dow Jones indexes and their data;

•	The merchantability and the fitness for a particular purpose or use of Dow Jones indexes and their data;

•	Dow Jones will have no liability for any errors, omission or interruptions in Dow Jones indexes or their data; and

•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

MSCI ® is a registered trademark of Morgan Stanley & Company, Inc. The Funds are not sponsored, endorsed, sold or promoted by Morgan Stanley or any affiliate of Morgan Stanley. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the MSCI Indexes to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by Morgan Stanley without regard to the Funds. Morgan Stanley has no obligation to take the needs of the Funds into consideration in determining, composing or calculating the MSCI Indexes. Morgan Stanley is not responsible for and has not participated in the determination of the prices and amount of Shares of the Funds or the timing of the issuance or sale of such Shares. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes has any obligation or liability to owners of the Funds in connection with the administration of the Funds, or the marketing or trading of Shares of the Funds. Although Morgan Stanley obtains information for inclusion in or for use in the calculation of the MSCI Indexes from sources which Morgan Stanley considers reliable, neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes guarantees the accuracy and or the completeness of the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any warranty, express or implied, as to results to be obtained by the Funds, or any other person or entity from the use of the MSCI Indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indexes or any data included therein. Neither Morgan Stanley, any of its affiliates nor any other party involved in making or compiling the MSCI Indexes makes any express or implied warranties, and Morgan Stanley hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley, any of its affiliates or any other party involved in making or compiling the MSCI Indexes have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

CREDIT SUISSE SECURITIES (USA) LLC AND ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX, OR ANY DATA INCLUDED THEREIN AND CREDIT SUISSE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. CREDIT SUISSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BARCLAYS CAPITAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN AND BARCLAYS CAPITAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROSHARES TRUST, INVESTORS, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BARCLAYS CAPITAL INDEXES OR ANY DATA INCLUDED THEREIN WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BARCLAYS CAPITAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

For each Fund that commenced operations prior to May 31, 2010, each such Fund’s audited Financial Statements, appearing in the Annual Report to shareholders and the report therein of PricewaterhouseCoopers LLP, as an independent registered public accounting firm, for the fiscal year ended May 31, 2010 are hereby incorporated by reference in this SAI. The Annual Report to shareholders is delivered with this SAI to shareholders requesting this SAI.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROSHARES TRUST. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROSHARES TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

Appendix A

Although the Trust does not have information concerning the beneficial ownership of Shares held in the names of Depository Trust Company (“DTC”) participants, as of December 31, 2010, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding Shares of a Fund that was operational as of that date is set forth below:

PROSHARES ULTRA QQQ
NATIONAL FINANCIAL SERVICES LLC	23.59%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	18.08%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	9.67%
4211 South 102nd Street
Omaha, NE 68127

E*TRADE SECURITIES LLC	6.07%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRA DOW30
NATIONAL FINANCIAL SERVICES LLC	18.14%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	13.70%
101 Montgomery Street
San Francisco, CA 94101

MORGAN STANLEY SMITH BARNEY	11.88%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

TD AMERITRADE CLEARING, INC	8.21%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	7.80%
101 Hudson Street
Jersey City, NJ 07302

E*TRADE SECURITIES LLC	5.28%
135 E. 57th Street
New York, NY 10022

PERSHING LLC	5.06%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA S&P500
NATIONAL FINANCIAL SERVICES LLC	17.11%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	16.37%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	7.57%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	6.97%
101 Hudson Street
Jersey City, NJ 07302

BROWN BROTHERS HARRIMAN & CO.	6.21%
525 Washington Blvd.
Jersey City, NJ 07310

PERSHING LLC	5.74%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA RUSSELL3000
MERRILL LYNCH*	70.71%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS EXECUTION & CLEARING, LP	9.48%
30 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	5.27%
101 Montgomery Street
San Francisco, CA 94101

PROSHARES ULTRA MIDCAP400
NATIONAL FINANCIAL SERVICES LLC	19.48%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	19.16%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	15.25%
4211 South 102nd Street
Omaha, NE 68127

PERSHING LLC	6.38%
One Pershing Plaza
Jersey City, NJ 07399

E*TRADE SECURITIES LLC	5.01%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRA SMALLCAP600
NATIONAL FINANCIAL SERVICES LLC	16.65%
200 Liberty Street
New York, NY 10281

UNION BANK	14.91%
551 Madison Ave # 11
New York, NY 10022-3266

CHARLES SCHWAB & CO., INC.	11.87%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	6.46%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	5.85%
One Pershing Plaza
Jersey City, NJ 07399

TD AMERITRADE CLEARING, INC	5.12%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRA RUSSELL2000
CHARLES SCHWAB & CO., INC.*	26.14%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	21.94%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	13.69%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	7.34%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRAPRO QQQ
BROWN BROTHERS HARRIMAN & CO.	22.48%
525 Washington Blvd.
Jersey City, NJ 07310

NATIONAL FINANCIAL SERVICES LLC	11.14%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	10.78%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	10.60%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	9.11%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN SACHS EXECUTION & CLEARING, LP	8.32%
30 Hudson St.
Jersey City, NJ 07302

PROSHARES ULTRAPRO DOW30
NATIONAL FINANCIAL SERVICES LLC*	25.14%
200 Liberty Street
New York, NY 10281

GOLDMAN SACHS EXECUTION & CLEARING, LP	16.29%
1 New York Plaza
New York, NY 10004

CHARLES SCHWAB & CO., INC.	10.97%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	8.19%
1 New York Plaza
New York, NY 10004

VANGUARD BROKERAGE SERVICES	6.22%
100 Vanguard Boulevard
Malvern, PA 19355

E*TRADE SECURITIES LLC	5.83%
135 E. 57th Street
New York, NY 10022

MERRILL LYNCH	5.54%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRAPRO S&P500
CHARLES SCHWAB & CO., INC.	19.31%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	18.66%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	12.58%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	6.00%
One Pershing Plaza
Jersey City, NJ 07399

J.P. MORGAN CLEARING CORP.	5.97%
1 MetroTech Center
North Brooklyn, NY 11201-3859

TD AMERITRADE CLEARING, INC	5.66%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN, SACHS & CO.	5.15%
1 New York Plaza
New York, NY 10004

PROSHARES ULTRAPRO MIDCAP400
GOLDMAN SACHS EXECUTION & CLEARING, LP*	35.53%
30 Hudson St.
Jersey City, NJ 07302

UNION BANK	15.62%
551 Madison Ave # 11
New York, NY 10022-3266

TD AMERITRADE CLEARING, INC	10.72%
4211 South 102nd Street
Omaha, NE 68127

CHARLES SCHWAB & CO., INC.	8.33%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	7.55%
200 Liberty Street
New York, NY 10281

PROSHARES ULTRAPRO RUSSELL2000
NATIONAL FINANCIAL SERVICES LLC*	25.41%
200 Liberty Street
New York, NY 10281

BROWN BROTHERS HARRIMAN & CO.	21.43%
525 Washington Blvd.
Jersey City, NJ 07310

CHARLES SCHWAB & CO., INC.	16.47%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	10.14%
4211 South 102nd Street
Omaha, NE 68127

SCOTTRADE INC	6.20%
280 Park Avenue
New York, NY 10017

MERRILL LYNCH	5.97%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRA RUSSELL1000 VALUE
MERRILL LYNCH*	27.50%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	13.95%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	13.41%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	8.84%
200 Liberty Street
New York, NY 10281

GOLDMAN SACHS EXECUTION & CLEARING, LP	5.80%
30 Hudson St.
Jersey City, NJ 07302

PROSHARES ULTRA RUSSELL1000 GROWTH
CHARLES SCHWAB & CO., INC.	13.11%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	12.64%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN, SACHS & CO.	11.18%
1 New York Plaza
New York, NY 10004

MERRILL LYNCH	10.80%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	9.17%
One Pershing Plaza
Jersey City, NJ 07399

NATIONAL FINANCIAL SERVICES LLC	8.48%
200 Liberty Street
New York, NY 10281

GOLDMAN SACHS EXECUTION & CLEARING, LP	7.22%
30 Hudson St.
Jersey City, NJ 07302

PROSHARES ULTRA RUSSELL MIDCAP VALUE
CHARLES SCHWAB & CO., INC.	19.51%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	18.24%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	16.05%
200 Liberty Street
New York, NY 10281

PERSHING LLC	6.31%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA RUSSELL MIDCAP GROWTH
NATIONAL FINANCIAL SERVICES LLC	24.10%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	11.59%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	11.12%
1 New York Plaza
New York, NY 10004

PERSHING LLC	10.31%
One Pershing Plaza
Jersey City, NJ 07399

TD AMERITRADE CLEARING, INC	7.34%
4211 South 102nd Street
Omaha, NE 68127

SCOTTRADE INC	5.59%
280 Park Avenue
New York, NY 10017

E*TRADE SECURITIES LLC	5.33%
135 E.57th Street
New York, NY 10022

MERRILL LYNCH	5.14%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRA RUSSELL2000 VALUE
MERRILL LYNCH	21.48%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	13.09%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	10.00%
200 Liberty Street
New York, NY 10281

GOLDMAN, SACHS & CO.	7.53%
1 New York Plaza
New York, NY 10004

SCOTTRADE INC	5.11%
280 Park Avenue
New York, NY 10017

PROSHARES ULTRA RUSSELL2000 GROWTH
NATIONAL FINANCIAL SERVICES LLC	16.33%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	15.01%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	9.02%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	7.33%
4211 South 102nd Street
Omaha, NE 68127

E*TRADE SECURITIES LLC	6.37%
135 E. 57th Street
New York, NY 10022

GOLDMAN, SACHS & CO.	6.24%
1 New York Plaza
New York, NY 10004

PERSHING LLC	5.46%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA BASIC MATERIALS
NATIONAL FINANCIAL SERVICES LLC*	29.40%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	16.40%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	10.34%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	6.57%
101 Hudson Street
Jersey City, NJ 07302

E*TRADE SECURITIES LLC	5.55%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRA NASDAQ BIOTECHNOLOGY
MERRILL LYNCH*	47.37%
101 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	17.81%
200 Liberty Street
New York, NY 10281

AMERIPRISE FINANCIAL	8.00%
3500 Packerland Drive
De Pere, WI 54115-9070

J.P. MORGAN CLEARING CORP.	5.44%
1 MetroTech Center
North Brooklyn, NY 11201-3859

PROSHARES ULTRA CONSUMER GOODS
NATIONAL FINANCIAL SERVICES LLC*	43.20%
200 Liberty Street
New York, NY 10281

GOLDMAN, SACHS & CO.	10.82%
1 New York Plaza
New York, NY 10004

CHARLES SCHWAB & CO., INC.	9.27%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	8.52%
1 New York Plaza
New York, NY 10004

PERSHING LLC	7.95%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA CONSUMER SERVICES
MERRILL LYNCH	19.47%
101 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	19.05%
200 Liberty Street
New York, NY 10281

PERSHING LLC	14.52%
One Pershing Plaza
Jersey City, NJ 07399

CHARLES SCHWAB & CO., INC.	9.15%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	5.18%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRA HEALTH CARE
NATIONAL FINANCIAL SERVICES LLC*	25.92%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	13.69%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	12.35%
One Pershing Plaza
Jersey City, NJ 07399

GOLDMAN SACHS EXECUTION & CLEARING, LP	7.40%
30 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	6.79%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	5.62%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRA INDUSTRIALS
NATIONAL FINANCIAL SERVICES LLC*	25.12%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	16.26%
101 Montgomery Street
San Francisco, CA 94101

PERSHING LLC	9.53%
One Pershing Plaza
Jersey City, NJ 07399

TD AMERITRADE CLEARING, INC	5.61%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRA OIL & GAS
NATIONAL FINANCIAL SERVICES LLC	16.25%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	14.72%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	8.53%
4211 South 102nd Street
Omaha, NE 68127

BROWN BROTHERS HARRIMAN & CO.	6.97%
525 Washington Blvd.
Jersey City, NJ 07310

MERRILL LYNCH	6.74%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRA KBW REGIONAL BANKING
NATIONAL FINANCIAL SERVICES LLC*	25.25%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	18.09%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	15.37%
1 New York Plaza
New York, NY 10004

VANGUARD BROKERAGE SERVICES	12.35%
100 Vanguard Boulevard
Malvern, PA 19355

E*TRADE SECURITIES LLC	9.31%
135 E. 57th Street
New York, NY 10022

CHARLES SCHWAB & CO., INC.	7.51%
101 Montgomery Street
San Francisco, CA 94101

AMERIPRISE FINANCIAL	6.68%
3500 Packerland Drive
De Pere, WI 54115-9070

PROSHARES ULTRA SEMICONDUCTORS
NATIONAL FINANCIAL SERVICES LLC	15.21%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	11.33%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	9.52%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	8.92%
4211 South 102nd Street
Omaha, NE 68127

E*TRADE SECURITIES LLC	6.37%
135 E. 57th Street
New York, NY 10022

PERSHING LLC	5.35%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA TECHNOLOGY
CHARLES SCHWAB & CO., INC.	16.31%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	16.08%
200 Liberty Street
New York, NY 10281

GOLDMAN, SACHS & CO.	10.54%
1 New York Plaza
New York, NY 10004

MERRILL LYNCH	7.90%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	7.32%
4211 South 102nd Street
Omaha, NE 68127

PERSHING LLC	5.52%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA TELECOMMUNICATIONS
MERRILL LYNCH*	40.33%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	17.66%
4211 South 102nd Street
Omaha, NE 68127

NATIONAL FINANCIAL SERVICES LLC	12.19%
200 Liberty Street
New York, NY 10281

PROSHARES ULTRA UTILITIES
NATIONAL FINANCIAL SERVICES LLC*	42.01%
200 Liberty Street
New York, NY 10281

GOLDMAN, SACHS & CO.	9.29%
1 New York Plaza
New York, NY 10004

PERSHING LLC	6.24%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRA MSCI EAFE
J.P. MORGAN CLEARING CORP.*	39.78%
1 MetroTech Center
North Brooklyn, NY 11201-3859

GOLDMAN SACHS EXECUTION & CLEARING, LP	11.23%
30 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	10.68%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	8.30%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	7.18%
101 Montgomery Street
San Francisco, CA 94101

PERSHING LLC	6.48%
One Pershing Plaza
Jersey City, NJ 07399

AMERIPRISE FINANCIAL	5.29%
3500 Packerland Drive
De Pere, WI 54115-9070

PROSHARES ULTRA MSCI EMERGING MARKETS
NATIONAL FINANCIAL SERVICES LLC	15.29%
200 Liberty Street
New York, NY 10281

PERSHING LLC	11.99%
One Pershing Plaza
Jersey City, NJ 07399

CHARLES SCHWAB & CO., INC.	8.65%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN SACHS EXECUTION & CLEARING, LP	6.83%
30 Hudson Street
Jersey City, NJ 07302

BROWN BROTHERS HARRIMAN & CO.	6.79%
525 Washington Blvd.
Jersey City, NJ 07310

TD AMERITRADE CLEARING, INC	6.41%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN, SACHS & CO.	6.09%
1 New York Plaza
New York, NY 10004

UNION BANK	5.90%
551 Madison Ave # 11
New York, NY 10022-3266

PROSHARES ULTRA MSCI EUROPE
J.P. MORGAN CLEARING CORP.*	41.12%
1 MetroTech Center
North Brooklyn, NY 11201-3859

MERRILL LYNCH	16.86%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	10.54%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN SACHS EXECUTION & CLEARING, LP	10.21%
30 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	7.45%
101 Montgomery Street
San Francisco, CA 94101

PROSHARES ULTRA MSCI PACIFIC EX-JAPAN
NATIONAL FINANCIAL SERVICES LLC	22.86%
200 Liberty Street
New York, NY 10281

GOLDMAN SACHS EXECUTION & CLEARING, LP	21.54%
30 Hudson Street
Jersey City, NJ 07302

MERRILL LYNCH	18.49%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	6.84%
4211 South 102nd Street
Omaha, NE 68127

CHARLES SCHWAB & CO., INC.	6.78%
101 Montgomery Street
San Francisco, CA 94101

J.P. MORGAN CLEARING CORP.	6.46%
1 MetroTech Center
North Brooklyn, NY 11201-3859

PROSHARES ULTRA MSCI BRAZIL
NATIONAL FINANCIAL SERVICES LLC*	27.46%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	12.20%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	10.17%
4211 South 102nd Street
Omaha, NE 68127

PERSHING LLC	9.04%
One Pershing Plaza
Jersey City, NJ 07399

MERRILL LYNCH	8.91%
101 Hudson Street
Jersey City, NJ 07302

E*TRADE SECURITIES LLC	5.92%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRA FTSE CHINA 25
MERRILL LYNCH	22.38%
101 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	14.58%
200 Liberty Street
New York, NY 10281

BROWN BROTHERS HARRIMAN & CO.	12.98%
525 Washington Blvd.
Jersey City, NJ 07310

CHARLES SCHWAB & CO., INC.	9.04%
101 Montgomery Street
San Francisco, CA 94101

PERSHING LLC	7.43%
One Pershing Plaza
Jersey City, NJ 07399

TD AMERITRADE CLEARING, INC	7.31%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRA MSCI JAPAN
J.P. MORGAN CLEARING CORP.*	44.14%
1 MetroTech Center
North Brooklyn, NY 11201-3859

MERRILL LYNCH	19.44%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	9.95%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	7.18%
200 Liberty Street
New York, NY 10281

PROSHARES ULTRA MSCI MEXICO INVESTABLE MARKET
GOLDMAN SACHS EXECUTION & CLEARING, LP*	31.17%
30 Hudson Street
Jersey City, NJ 07302

MERRILL LYNCH	24.83%
101 Hudson Street
Jersey City, NJ 07302

J.P. MORGAN CLEARING CORP.	17.19%
1 MetroTech Center
North Brooklyn, NY 11201-3859

NATIONAL FINANCIAL SERVICES LLC	6.33%
200 Liberty Street
New York, NY 10281

PROSHARES ULTRA 7-10 YEAR TREASURY
MERRILL LYNCH*	46.08%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.*	35.21%
1 New York Plaza
New York, NY 10004

J.P. MORGAN CLEARING CORP.	8.14%
1 MetroTech Center
North Brooklyn, NY 11201-3859

NATIONAL FINANCIAL SERVICES LLC	5.57%
200 Liberty Street
New York, NY 10281

MORGAN STANLEY SMITH BARNEY	5.18%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

PROSHARES ULTRA 20+ YEAR TREASURY
GOLDMAN, SACHS & CO.	13.89%
1 New York Plaza
New York, NY 10004

GOLDMAN SACHS EXECUTION & CLEARING, LP	13.78%
30 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	12.88%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	11.62%
101 Montgomery Street
San Francisco, CA 94101

J.P. MORGAN CLEARING CORP.	9.92%
1 MetroTech Center
North Brooklyn, NY 11201-3859

MERRILL LYNCH	8.32%
101 Hudson Street
Jersey City, NJ 07302

CREDIT SUISSE SECURITIES (USA) LLC	7.26%
11 Madison Avenue
New York, NY 10010

PROSHARES SHORT QQQ
NATIONAL FINANCIAL SERVICES LLC	24.13%
200 Liberty Street
New York, NY 10281

CITIGROUP GLOBAL MARKETS, INC.	15.95%
390 Greenwich Street
New York, NY 10013

CHARLES SCHWAB & CO., INC.	10.18%
101 Montgomery Street
San Francisco, CA 94101

FIRST CLEARING, LLC	7.72%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

PROSHARES SHORT DOW30
NATIONAL FINANCIAL SERVICES LLC	16.76%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	14.26%
101 Montgomery Street
San Francisco, CA 94101

FIRST CLEARING, LLC	8.19%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

TD AMERITRADE CLEARING, INC	7.49%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	5.67%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	5.32%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

DEUTSCHE BANK	5.19%
60 Wall Street
New York, NY, USA

PROSHARES SHORT S&P500
CHARLES SCHWAB & CO., INC.	14.27%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	13.35%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	6.88%
4211 South 102nd Street
Omaha, NE 68127

FIRST CLEARING, LLC	6.34%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

PERSHING LLC	5.33%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

MORGAN STANLEY SMITH BARNEY	5.01%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

PROSHARES SHORT MIDCAP400
GOLDMAN, SACHS & CO.	24.22%
1 New York Plaza
New York, NY 10004

GOLDMAN SACHS EXECUTION & CLEARING, LP	21.72%
30 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	6.50%
One Pershing Plaza
Jersey City, NJ 07399

FIRST CLEARING, LLC	6.25%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

NATIONAL FINANCIAL SERVICES LLC	6.00%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	5.06%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES SHORT SMALLCAP600
GOLDMAN SACHS EXECUTION & CLEARING, LP	15.99%
30 Hudson Street
Jersey City, NJ 07302

FIRST CLEARING, LLC	13.68%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

GOLDMAN, SACHS & CO.	10.69%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	6.87%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	6.54%
101 Montgomery Street
San Francisco, CA 94101

PROSHARES SHORT RUSSELL2000
CHARLES SCHWAB & CO., INC.	12.83%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	12.74%
200 Liberty Street
New York, NY 10281

FIRST CLEARING, LLC	6.82%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

CITIGROUP GLOBAL MARKETS, INC.	6.21%
390 Greenwich Street
New York, NY 10013

TD AMERITRADE CLEARING, INC	5.36%
4211 South 102nd Street
Omaha, NE 68127

LPL FINANCIAL	5.03%
9785 Towne Centre Drive
San Diego, CA 92121

PROSHARES ULTRASHORT QQQ
CHARLES SCHWAB & CO., INC.	18.97%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	15.58%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	13.64%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	6.95%
101 Hudson Street
Jersey City, NJ 07302

SCOTTRADE INC	6.33%
280 Park Avenue
New York, NY 10017

E*TRADE SECURITIES LLC	6.09%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRASHORT DOW30
CHARLES SCHWAB & CO., INC.	14.39%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	13.44%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	12.74%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	6.65%
101 Hudson Street
Jersey City, NJ 07302

SCOTTRADE INC	6.10%
280 Park Avenue
New York, NY 10017

E*TRADE SECURITIES LLC	5.81%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRASHORT S&P500
CHARLES SCHWAB & CO., INC.	17.44%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	14.19%
101 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	13.48%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	10.18%
4211 South 102nd Street
Omaha, NE 68127

BROWN BROTHERS HARRIMAN & CO.	5.00%
525 Washington Blvd.
Jersey City, NJ 07310

PROSHARES ULTRASHORT RUSSELL3000
PERSHING LLC*	45.83%
One Pershing Plaza
Jersey City, NJ 07399

MERRILL LYNCH*	35.99%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	15.29%
4211 South 102nd Street
Omaha, NE 68127

CHARLES SCHWAB & CO., INC.	8.55%
101 Montgomery Street
San Francisco, CA 94101

PROSHARES ULTRASHORT MIDCAP400
JPMORGAN	22.73%
227 Park Avenue
New York, NY 10017

NATIONAL FINANCIAL SERVICES LLC	18.43%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	13.87%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	9.37%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN, SACHS & CO.	8.41%
1 New York Plaza
New York, NY 10004

GMP SECURITIES L.P.	6.82%
145 King Street West Suite 300 Toronto, Ontario M5H 1J8

SCOTTRADE INC	5.95%
280 Park Avenue
New York, NY 10017

FIRST CLEARING, LLC	5.56%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

MERRILL LYNCH	5.39%
101 Hudson Street
Jersey City, NJ 07302

E*TRADE SECURITIES LLC	5.23%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRASHORT SMALLCAP600
NATIONAL FINANCIAL SERVICES LLC	15.77%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	13.44%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	12.20%
1 New York Plaza
New York, NY 10004

GOLDMAN SACHS EXECUTION & CLEARING, LP	10.48%
30 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	8.88%
4211 South 102nd Street
Omaha, NE 68127

BROWN BROTHERS HARRIMAN & CO.	7.62%
525 Washington Blvd.
Jersey City, NJ 07310

MERRILL LYNCH	6.21%
101 Hudson Street
Jersey City, NJ 07302

SCOTTRADE INC	5.24%
280 Park Avenue
New York, NY 10017

PROSHARES ULTRASHORT RUSSELL2000
NATIONAL FINANCIAL SERVICES LLC	18.58%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	13.46%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	7.86%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN, SACHS & CO.	7.72%
1 New York Plaza
New York, NY 10004

MERRILL LYNCH	5.92%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRAPRO SHORT QQQ
NATIONAL FINANCIAL SERVICES LLC	17.41%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	13.75%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	12.66%
4211 South 102nd Street
Omaha, NE 68127

E*TRADE SECURITIES LLC	11.79%
135 E. 57th Street
New York, NY 10022

SCOTTRADE INC	7.62%
280 Park Avenue
New York, NY 10017

MERRILL LYNCH	6.11%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	5.19%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRAPRO SHORT DOW30
NATIONAL FINANCIAL SERVICES LLC	17.15%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	12.69%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	12.61%
4211 South 102nd Street
Omaha, NE 68127

PERSHING LLC	10.90%
One Pershing Plaza
Jersey City, NJ 07399

MERRILL LYNCH	7.56%
101 Hudson Street
Jersey City, NJ 07302

E*TRADE SECURITIES LLC	5.80%
135 E. 57th Street
New York, NY 10022

GOLDMAN SACHS EXECUTION & CLEARING,	5.59%
30 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRAPRO SHORT S&P500
NATIONAL FINANCIAL SERVICES LLC	16.03%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	15.36%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	9.67%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	7.50%
101 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	6.86%
One Pershing Plaza
Jersey City, NJ 07399

E*TRADE SECURITIES LLC	5.79%
135 E. 57th Street
New York, NY 10022

BROWN BROTHERS HARRIMAN & CO.	5.59%
525 Washington Blvd.
Jersey City, NJ 07310

CITIBANK	5.14%
399 Park Ave FL Lc New York, NY 10022

PROSHARES ULTRAPRO SHORT MIDCAP400
TD AMERITRADE CLEARING, INC	23.09%
4211 South 102nd Street
Omaha, NE 68127

CHARLES SCHWAB & CO., INC.	13.46%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	12.49%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	10.18%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	9.28%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS EXECUTION & CLEARING,	8.50%
30 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRAPRO SHORT RUSSELL2000
PERSHING LLC	13.67%
One Pershing Plaza
Jersey City, NJ 07399

NATIONAL FINANCIAL SERVICES LLC	10.48%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	10.22%
4211 South 102nd Street
Omaha, NE 68127

E*TRADE SECURITIES LLC	10.12%
135 E. 57th Street
New York, NY 10022

CHARLES SCHWAB & CO., INC.	9.07%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	7.13%
1 New York Plaza
New York, NY 10004

PROSHARES ULTRASHORT RUSSELL1000 VALUE
GOLDMAN, SACHS & CO.*	44.73%
1 New York Plaza
New York, NY 10004

MERRILL LYNCH	14.46%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS EXECUTION & CLEARING, LP	6.44%
30 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	5.89%
101 Montgomery Street
San Francisco, CA 94101

CHARLES SCHWAB & CO., INC.	5.66%
101 Montgomery Street
San Francisco, CA 94101

PROSHARES ULTRASHORT RUSSELL1000 GROWTH
MERRILL LYNCH*	43.22%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	16.34%
1 New York Plaza
New York, NY 10004

GOLDMAN SACHS EXECUTION & CLEARING, LP	10.08%
30 Hudson Street
Jersey City, NJ 07302

BROWN BROTHERS HARRIMAN & CO.	6.98%
525 Washington Blvd.
Jersey City, NJ 07310

PROSHARES ULTRASHORT RUSSELL MIDCAP VALUE
MERRILL LYNCH*	27.08%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.*	25.72%
1 New York Plaza
New York, NY 10004

GOLDMAN SACHS EXECUTION & CLEARING, LP	17.62%
30 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	10.84%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRASHORT RUSSELL MIDCAP GROWTH
GOLDMAN, SACHS & CO.*	28.74%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	16.06%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	13.29%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS EXECUTION & CLEARING, LP	8.88%
30 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	5.26%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRASHORT RUSSELL2000 VALUE
MERRILL LYNCH	16.27%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	11.41%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	10.72%
200 Liberty Street
New York, NY 10281

GOLDMAN SACHS EXECUTION & CLEARING, LP	9.98%
30 Hudson Street
Jersey City, NJ 07302

VANGUARD BROKERAGE SERVICES	9.73%
100 Vanguard Boulevard
Malvern, PA 19355

CHARLES SCHWAB & CO., INC.	9.70%
101 Montgomery Street
San Francisco, CA 94101

FIRST CLEARING, LLC	6.70%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

TD AMERITRADE CLEARING, INC	6.67%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRASHORT RUSSELL2000 GROWTH
NATIONAL FINANCIAL SERVICES LLC	11.49%
200 Liberty Street
New York, NY 10281

E*TRADE SECURITIES LLC	9.40%
135 E. 57th Street
New York, NY 10022

GOLDMAN, SACHS & CO.	9.16%
1 New York Plaza
New York, NY 10004

CHARLES SCHWAB & CO., INC.	9.13%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	7.56%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	7.52%
4211 South 102nd Street
Omaha, NE 68127

U.S. BANK 800 Nicollet Mall Minneapolis, MN 55402	5.94%

BMO NESBITT BURNS INC.	5.53%
1 First Canadian Place
Toronto, Ontario M5X 1H3

PROSHARES SHORT BASIC MATERIALS
MERRILL LYNCH*	33.38%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	22.29%
1 New York Plaza
New York, NY 10004

GOLDMAN SACHS EXECUTION & CLEARING, LP	21.78%
30 Hudson Street
Jersey City, NJ 07302

PROSHARES SHORT FINANCIALS
CITIGROUP GLOBAL MARKETS, INC.	19.10%
390 Greenwich Street
New York, NY 10013

NATIONAL FINANCIAL SERVICES LLC	13.50%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	12.81%
101 Montgomery Street
San Francisco, CA 94101

FIRST CLEARING, LLC	10.30%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

TD AMERITRADE CLEARING, INC	6.01%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES SHORT OIL & GAS
HSBC GLOBAL CUSTODY, HONG KONG	23.33%
1 Queen’s Road Central
Hong Kong

MERRILL LYNCH	18.41%
101 Hudson Street
Jersey City, NJ 07302

J.P. MORGAN CLEARING CORP.	15.22%
1 MetroTech Center
North Brooklyn, NY 11201-3859

TD AMERITRADE CLEARING, INC	13.75%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN SACHS EXECUTION & CLEARING, LP	10.27%
30 Hudson Street
Jersey City, NJ 07302

PROSHARES SHORT REAL ESTATE
CHARLES SCHWAB & CO., INC.	18.24%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	14.96%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	10.64%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS EXECUTION & CLEARING, LP	9.70%
30 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	8.62%
4211 South 102nd Street
Omaha, NE 68127

RBC CAPITAL CORPORATION	6.16%
Royal Bank Plaza 200 Bay Street
Toronto, Ontario M5J 2W7 Canada

SCOTTRADE INC	5.28%
280 Park Avenue
New York, NY 10017

GOLDMAN, SACHS & CO.	5.01%
1 New York Plaza
New York, NY 10004

PROSHARES SHORT KBW REGIONAL BANKING
GOLDMAN, SACHS & CO.	13.55%
1 New York Plaza
New York, NY 10004

CHARLES SCHWAB & CO., INC.	12.63%
101 Montgomery Street
San Francisco, CA 94101

FIRST CLEARING, LLC	11.98%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

J.P. MORGAN CLEARING CORP.	10.44%
1 MetroTech Center
North Brooklyn, NY 11201-3859

NATIONAL FINANCIAL SERVICES LLC	8.93%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	8.64%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRASHORT NASDAQ BIOTECHNOLOGY
MERRILL LYNCH*	64.72%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS EXECUTION & CLEARING, LP	18.05%
30 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	5.43%
101 Montgomery Street
San Francisco, CA 94101

PROSHARES ULTRASHORT CONSUMER GOODS
MERRILL LYNCH	15.34%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN SACHS & CO.	14.20%
1 New York Plaza
New York, NY 10004

CHARLES SCHWAB & CO., INC.	10.92%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	7.86%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	7.16%
4211 South 102nd Street
Omaha, NE 68127

E*TRADE SECURITIES LLC	5.45%
135 E. 57th Street
New York, NY 10022

GOLDMAN SACHS EXECUTION & CLEARING, LP	5.43%
30 Hudson Street
Jersey City, NJ 07302

PERSHING LLC	5.33%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES ULTRASHORT CONSUMER SERVICES
MERRILL LYNCH	17.36%
101 Hudson Street
Jersey City, NJ 07302

NATIONAL FINANCIAL SERVICES LLC	10.89%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	9.69%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN, SACHS & CO.	9.28%
1 New York Plaza
New York, NY 10004

TD AMERITRADE CLEARING, INC	8.26%
4211 South 102nd Street
Omaha, NE 68127

BMO NESBITT BURNS INC.	6.37%
1 First Canadian Place
Toronto, Ontario M5X 1H3

GOLDMAN SACHS EXECUTION & CLEARING, LP	5.62%
30 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRASHORT FINANCIALS
CHARLES SCHWAB & CO., INC.	15.84%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	11.27%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	10.45%
4211 South 102nd Street
Omaha, NE 68127

BROWN BROTHERS HARRIMAN & CO.	7.69%
525 Washington Blvd.
Jersey City, NJ 07310

MERRILL LYNCH	5.85%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRASHORT HEALTH CARE
GOLDMAN SACHS EXECUTION & CLEARING, LP*	44.28%
30 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	22.88%
1 New York Plaza
New York, NY 10004

MERRILL LYNCH	12.92%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRASHORT INDUSTRIALS
NATIONAL FINANCIAL SERVICES LLC	21.74%
200 Liberty Street
New York, NY 10281

DEUTSCHE BANK	12.39%
60 Wall Street
New York, NY 10005

TD AMERITRADE CLEARING, INC	10.76%
4211 South 102nd Street
Omaha, NE 68127

MERRILL LYNCH	9.68%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	8.46%
101 Montgomery Street
San Francisco, CA 94101

SCOTTRADE INC	5.65%
280 Park Avenue
New York, NY 10017

E*TRADE SECURITIES LLC	5.37%
135 E. 57th Street
New York, NY 10022

GOLDMAN, SACHS & CO.	5.15%
1 New York Plaza
New York, NY 10004

PROSHARES ULTRASHORT SEMICONDUCTORS
NATIONAL FINANCIAL SERVICES LLC	16.95%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	13.65%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	12.74%
4211 South 102nd Street
Omaha, NE 68127

MORGAN STANLEY	10.00%
1585 Broadway New York, NY 10036

GOLDMAN, SACHS & CO.	6.59%
1 New York Plaza
New York, NY 10004

E*TRADE SECURITIES LLC	6.06%
135 E. 57th Street
New York, NY 10022

PROSHARES ULTRASHORT TECHNOLOGY
GOLDMAN, SACHS & CO.	16.70%
1 New York Plaza
New York, NY 10004

NATIONAL FINANCIAL SERVICES LLC	13.71%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	13.09%
4211 South 102nd Street
Omaha, NE 68127

CHARLES SCHWAB & CO., INC.	11.26%
101 Montgomery Street
San Francisco, CA 94101

GOLDMAN SACHS EXECUTION & CLEARING, LP	8.31%
30 Hudson Street
Jersey City, NJ 07302

MERRILL LYNCH	6.20%
101 Hudson Street
Jersey City, NJ 07302

SCOTTRADE INC	5.65%
280 Park Avenue
New York, NY 10017

PROSHARES ULTRASHORT TELECOMMUNICATIONS
NATIONAL FINANCIAL SERVICES LLC*	62.57%
200 Liberty Street
New York, NY 10281

JPMORGAN*	33.33%
227 Park Avenue
New York, NY 10017

MERRILL LYNCH	9.11%
101 Hudson Street
Jersey City, NJ 07302

GOLDMAN, SACHS & CO.	8.94%
1 New York Plaza
New York, NY 10004

PROSHARES ULTRASHORT UTILITIES
NATIONAL FINANCIAL SERVICES LLC*	25.04%
200 Liberty Street
New York, NY 10281

GOLDMAN, SACHS & CO.	21.15%
1 New York Plaza
New York, NY 10004

BMO NESBITT BURNS INC.	16.00%
1 First Canadian Place
Toronto, Ontario M5X 1H3

PENSON FINANCIAL SERVICES	7.92%
1700 Pacific Avenue, Suite 1400
Dallas, Texas 75201

CITIGROUP GLOBAL MARKETS, INC.	5.40%
390 Greenwich Street
New York, NY 10013

PROSHARES SHORT MSCI EAFE
MORGAN STANLEY SMITH BARNEY	21.92%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

NATIONAL FINANCIAL SERVICES LLC	15.44%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	12.44%
101 Montgomery Street
San Francisco, CA 94101

CITIGROUP GLOBAL MARKETS, INC.	9.07%
390 Greenwich Street
New York, NY 10013

FIRST CLEARING, LLC	8.15%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

TD AMERITRADE CLEARING, INC	5.35%
4211 South 102nd Street Omaha, NE 68127

PROSHARES SHORT MSCI EMERGING MARKETS	5.18%
NATIONAL FINANCIAL SERVICES LLC 200 Liberty Street New York, NY 10281

PROSHARES SHORT FTSE CHINA 25
JPMORGAN*	33.33%
227 Park Avenue
New York, NY 10017

HSBC Bank USA	20.67%
452 Fifth Avenue
New York, NY 10018

FIRST CLEARING, LLC	16.33%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

MERRILL LYNCH	14.85%
101 Hudson Street
Jersey City, NJ 07302

STIFEL NICOLAUS & CO., INC.	11.90%
501 N. Broadway St. Louis, MO 63102

PENSON FINANCIAL SERVICES	6.12%
1700 Pacific Avenue, Suite 1400
Dallas, Texas 75201

BNY MELLON	5.27%
1 Wall St
New York, NY

PROSHARES ULTRASHORT MSCI EAFE
J.P. MORGAN CLEARING CORP.	15.71%
1 MetroTech Center
North Brooklyn, NY 11201-3859

NATIONAL FINANCIAL SERVICES LLC	13.65%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	10.92%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	8.27%
101 Hudson Street
Jersey City, NJ 07302

TD AMERITRADE CLEARING, INC	5.82%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES ULTRASHORT MSCI EUROPE
NATIONAL FINANCIAL SERVICES LLC	12.43%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	12.32%
101 Montgomery Street
San Francisco, CA 94101

TD AMERITRADE CLEARING, INC	10.73%
4211 South 102nd Street
Omaha, NE 68127

GOLDMAN SACHS EXECUTION & CLEARING, LP	6.53%
30 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRASHORT MSCI PACIFIC EX-JAPAN
J.P. MORGAN CLEARING CORP.*	82.73%
1 MetroTech Center
North Brooklyn, NY 11201-3859

NATIONAL FINANCIAL SERVICES LLC	5.74%
200 Liberty Street
New York, NY 10281

PROSHARES ULTRASHORT MSCI BRAZIL
BROWN BROTHERS HARRIMAN & CO.	21.07%
525 Washington Blvd.
Jersey City, NJ 07310

MERRILL LYNCH	11.08%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	9.82%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	8.59%
200 Liberty Street
New York, NY 10281

TD AMERITRADE CLEARING, INC	6.32%
4211 South 102nd Street
Omaha, NE 68127

BMO NESBITT BURNS INC.	5.54%
1 First Canadian Place
Toronto, Ontario M5X 1H3

PROSHARES ULTRASHORT MSCI JAPAN
MERRILL LYNCH	17.30%
101 Hudson Street
Jersey City, NJ 07302

STATE STREET BANK & TRUST COMPANY	15.12%
One Lincoln Street
Boston, MA 02111

GOLDMAN SACHS & CO.	13.75%
1 New York Plaza
New York, NY 10004

WELLS FARGO	7.59%
40 W 57th St #16
New York, NY

CHARLES SCHWAB & CO., INC.	7.16%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	7.01%
200 Liberty Street
New York, NY 10281

J.P. MORGAN CLEARING CORP.	6.94%
1 MetroTech Center
North Brooklyn, NY 11201-3859

PROSHARES ULTRASHORT MSCI MEXICO INVESTABLE MARKET
MERRILL LYNCH	21.51%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	17.12%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	16.32%
200 Liberty Street
New York, NY 10281

J.P. MORGAN CLEARING CORP.	12.81%
1 MetroTech Center
North Brooklyn, NY 11201-3859

PERSHING LLC	11.57%
One Pershing Plaza
Jersey City, NJ 07399

PROSHARES SHORT 20+ YEAR TREASURY
CITIGROUP GLOBAL MARKETS, INC.	12.83%
390 Greenwich Street
New York, NY 10013

CHARLES SCHWAB & CO., INC.	11.14%
101 Montgomery Street
San Francisco, CA 94101

FIRST CLEARING, LLC	10.59%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

NATIONAL FINANCIAL SERVICES LLC	10.46%
200 Liberty Street
New York, NY 10281

MORGAN STANLEY SMITH BARNEY	6.73%
1 Pierrepont Plaza, 5th Floor
Brooklyn, NY 11201

PROSHARES ULTRASHORT 7-10 YEAR TREASURY
NATIONAL FINANCIAL SERVICES LLC	21.36%
200 Liberty Street
New York, NY 10281

CHARLES SCHWAB & CO., INC.	17.42%
101 Montgomery Street
San Francisco, CA 94101

BROWN BROTHERS HARRIMAN & CO.	6.39%
525 Washington Blvd.
Jersey City, NJ 07310

PERSHING LLC	5.73%
One Pershing Plaza
Jersey City, NJ 07399

MERRILL LYNCH	5.18%
101 Hudson Street
Jersey City, NJ 07302

PROSHARES ULTRASHORT 20+ YEAR TREASURY
CHARLES SCHWAB & CO., INC.	14.61%
101 Montgomery Street
San Francisco, CA 94101

NATIONAL FINANCIAL SERVICES LLC	11.00%
200 Liberty Street
New York, NY 10281

MERRILL LYNCH	8.23%
101 Hudson Street
Jersey City, NJ 07302

BROWN BROTHERS HARRIMAN & CO.	7.52%
525 Washington Blvd.
Jersey City, NJ 07310

PERSHING LLC	6.44%
One Pershing Plaza
Jersey City, NJ 07399

TD AMERITRADE CLEARING, INC	6.25%
4211 South 102nd Street
Omaha, NE 68127

PROSHARES CREDIT SUISSE 130/30
NATIONAL FINANCIAL SERVICES LLC	15.98%
200 Liberty Street
New York, NY 10281

FIRST CLEARING, LLC	14.18%
Riverfront Plaza, 901 East Byrd Street
Richmond, VA 23219

MERRILL LYNCH	10.12%
101 Hudson Street
Jersey City, NJ 07302

CHARLES SCHWAB & CO., INC.	5.67%
101 Montgomery Street
San Francisco, CA 94101

MERRILL LYNCH	5.65%
101 Hudson Street
Jersey City, NJ 07302

*	A shareholder who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed a “control person” (as defined in the 1940 Act) and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that Fund.